UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Diversified Income Trust
The fund's portfolio 6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (93.9%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
November 20, 2037		$4,177,118	$4,319,075
			4,319,075

U.S. Government Agency Mortgage Obligations (93.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, September 1, 2021		67,284	68,982
5 1/2s, May 1, 2020		323,354	328,129
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from October 1, 2036 to
August 1, 2037		4,244,678	4,372,922
6s, April 1, 2021		3,475,314	3,565,455
6s, TBA, July 1, 2038		39,000,000	39,338,204
5 1/2s, with due dates from March 1, 2037 to
January 1, 2038		11,624,771	11,472,199
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021		3,950,639	4,008,911
5 1/2s, TBA, August 1, 2038		27,000,000	26,539,102
5 1/2s, TBA, July 1, 2038		985,000,000	970,532,813
5s, TBA, August 1, 2038		325,000,000	310,730,485
5s, TBA, July 1, 2038		728,000,000	697,571,857
4 1/2s, with due dates from August 1, 2033 to
October 1, 2035		12,303,051	11,431,953
4s, with due dates from May 1, 2019 to
September 1, 2020		754,207	721,452
			2,080,682,464

Total U.S. government and agency mortgage obligations (cost $2,086,764,692)			$2,085,001,539

COLLATERALIZED MORTGAGE OBLIGATIONS (42.7%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 4.983s, 2036		$129,000	$7,375
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		19,993,000	18,863,396
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049		765,000	746,001
Ser. 07-2, Class A2, 5.634s, 2049 (F)		2,590,000	2,538,536
Ser. 05-6, Class A2, 5.165s, 2047		4,776,000	4,714,542
Ser. 07-5, Class XW, Interest Only (IO), 0.607s, 2051		233,700,002	5,770,946
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	1,135,112
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	2,079,368
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.991s, 2036		14,768,884	11,741,263
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		6,243,643	787,323
Ser. 07-1, Class S, IO, 1.211s, 2037		13,890,204	1,358,462
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		11,048,489	8,541,863
FRB Ser. 05-7, Class 23A1, 5.694s, 2035		9,960,495	7,647,668
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.448s, 2032		1,174,000	1,096,843
Ser. 07-PW17, Class A3, 5.736s, 2050		9,430,000	9,040,730
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.063s, 2050		274,740,620	2,289,496
Broadgate Financing PLC sec. FRB Ser. D, 6.802s, 2023
(United Kingdom)	GBP	2,613,550	3,920,019
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.208s, 2036		$7,368,230	5,352,819
FRB Ser. 06-AR7, Class 2A2A, 5.662s, 2036		1,267,688	953,936
IFB Ser. 07-6, Class 2A5, IO, 4.168s, 2037		7,345,167	530,841
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		483,000	475,584
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.067s, 2044		162,986,766	1,142,096
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.975s, 2017		24,371,406	867,279
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		4,593,317	3,738,530
Ser. 06-J8, Class A4, 6s, 2037		11,472,021	9,349,697
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047 (F)		9,226,199	8,330,325
IFB Ser. 04-2CB, Class 1A5, IO, 5.118s, 2034		8,874,072	464,502
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.713s, 2035		17,389,739	13,563,997
Ser. 05-2, Class 2X, IO, 1.16s, 2035		20,070,583	413,956
Countrywide Home Loans 144A Ser. 03-R4, Class 1A,
Principal Only (PO), zero %, 2034		39,232	29,362
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039		3,679,000	3,647,467
Ser. 07-C5, Class A3, 5.694s, 2040		50,230,000	48,354,110
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 3.283s, 2017		369,000	343,170

FRB Ser. 06-A, Class C, 3.083s, 2017		1,093,000	1,021,955
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		10,010,766	10,020,777
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		8,998,000	8,811,388
Ser. 98-C1, Class F, 6s, 2040		7,396,000	5,177,200
Ser. 02-CP5, Class M, 5 1/4s, 2035 (F)		2,599,000	793,727
FRB Ser. 05-TFLA, Class L, 4.321s, 2020		4,911,000	4,198,905
FRB Ser. 05-TFLA, Class K, 3.771s, 2020		2,413,000	2,026,920
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.771s, 2031		31,438,224	957,848
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031 (F)		2,235,111	2,052,030
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031 (F)		7,128,872	5,794,287
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.728s, 2014 (Ireland)	GBP	2,461,000	3,830,522
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.721s, 2014 (United Kingdom)	GBP	1,731,319	2,821,082
Fannie Mae
IFB Ser. 06-70, Class SM, 33.724s, 2036		$735,929	950,133
IFB Ser. 07-1, Class NR, 28.633s, 2037		3,723,578	4,207,256
IFB Ser. 06-76, Class QB, 24.705s, 2036		4,758,413	5,986,345
IFB Ser. 06-63, Class SP, 24.405s, 2036		5,209,707	6,472,254
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037		2,244,463	2,666,455
IFB Ser. 06-104, Class GS, 21.747s, 2036		1,686,533	2,026,948
IFB Ser. 06-60, Class TK, 18.67s, 2036		1,655,959	1,915,644
IFB Ser. 05-25, Class PS, 17.237s, 2035		2,997,490	3,382,469
IFB Ser. 05-74, Class CP, 15.648s, 2035		2,642,195	2,966,994
IFB Ser. 05-115, Class NQ, 15.628s, 2036		1,346,688	1,446,883
IFB Ser. 06-27, Class SP, 15.464s, 2036		3,551,871	3,954,819
IFB Ser. 06-8, Class HP, 15.464s, 2036		3,806,387	4,229,206
IFB Ser. 06-8, Class WK, 15.464s, 2036		6,030,587	6,648,645
IFB Ser. 05-106, Class US, 15.464s, 2035		6,138,126	6,849,310
IFB Ser. 05-99, Class SA, 15.464s, 2035		3,111,339	3,407,844
IFB Ser. 06-60, Class CS, 14.988s, 2036		2,411,022	2,506,186
IFB Ser. 05-74, Class CS, 13.193s, 2035		3,012,708	3,259,165
IFB Ser. 04-79, Class S, 12.973s, 2032		3,719,434	3,884,586
IFB Ser. 05-114, Class SP, 12.753s, 2036		1,682,439	1,744,380
IFB Ser. 05-95, Class OP, 12.687s, 2035		1,895,829	1,937,914
IFB Ser. 05-95, Class CP, 12.496s, 2035		421,645	454,812
IFB Ser. 05-83, Class QP, 10.94s, 2034		1,077,486	1,072,269
Ser. 03-W6, Class PT1, 9.958s, 2042		74,087	83,281
Ser. 383, Class 90, IO, 8s, 2037		303,915	53,426
Ser. 383, Class 91, IO, 8s, 2037		243,026	42,600
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,745,329	1,867,962
Ser. 02-T19, Class A3, 7 1/2s, 2042		1,041,059	1,110,346
Ser. 02-T12, Class A3, 7 1/2s, 2042		259,462	275,540
Ser. 02-14, Class A2, 7 1/2s, 2042		11,627	12,343
Ser. 01-T10, Class A2, 7 1/2s, 2041		1,111,471	1,178,596
Ser. 02-T4, Class A3, 7 1/2s, 2041		303,993	322,317
Ser. 01-T3, Class A1, 7 1/2s, 2040		757,955	802,676
Ser. 01-T1, Class A1, 7 1/2s, 2040		2,331,845	2,488,713
Ser. 99-T2, Class A1, 7 1/2s, 2039		874,700	943,875
Ser. 386, Class 26, IO, 7 1/2s, 2038		615,350	105,712
Ser. 386, Class 27, IO, 7 1/2s, 2037		357,734	61,456
Ser. 386, Class 28, IO, 7 1/2s, 2037		348,848	59,929
Ser. 383, Class 88, IO, 7 1/2s, 2037		651,539	122,472
Ser. 383, Class 89, IO, 7 1/2s, 2037		507,979	95,894
Ser. 383, Class 87, IO, 7 1/2s, 2037		809,386	157,653
Ser. 00-T6, Class A1, 7 1/2s, 2030		427,174	452,246
Ser. 01-T4, Class A1, 7 1/2s, 2028		5,830,179	6,250,881
Ser. 01-T10, Class A1, 7s, 2041		5,006,217	5,253,482
Ser. 386, Class 24, IO, 7s, 2038		512,812	95,246
Ser. 386, Class 25, IO, 7s, 2038		546,822	102,275
Ser. 386, Class 22, IO, 7s, 2038		707,112	135,796
Ser. 386, Class 21, IO, 7s, 2037		797,466	156,405
Ser. 386, Class 23, IO, 7s, 2037		778,809	145,665
Ser. 383, Class 84, IO, 7s, 2037		730,539	154,890
Ser. 383, Class 85, IO, 7s, 2037		465,030	97,340
Ser. 383, Class 86, IO, 7s, 2037		366,164	76,645
Ser. 383, Class 79, IO, 7s, 2037		750,475	163,234
Ser. 383, Class 80, IO, 7s, 2037		1,624,277	359,798
Ser. 383, Class 81, IO, 7s, 2037		901,658	188,198
Ser. 383, Class 82, IO, 7s, 2037		886,484	180,853
Ser. 383, Class 83, IO, 7s, 2037		742,724	155,987
Ser. 386, Class 20, IO, 6 1/2s, 2038		774,549	159,909
Ser. 389, Class 7, IO, 6 1/2s, 2038		780,000	165,847
Ser. 386, Class 14, IO, 6 1/2s, 2038		6,371,291	1,400,764
Ser. 386, Class 12, IO, 6 1/2s, 2038		4,169,374	882,462
Ser. 386, Class 19, IO, 6 1/2s, 2038		755,649	153,739
Ser. 386, Class 15, IO, 6 1/2s, 2037		1,055,732	221,020
Ser. 386, Class 17, IO, 6 1/2s, 2037		1,157,814	246,561
Ser. 386, Class 18, IO, 6 1/2s, 2037		852,429	179,996
Ser. 386, Class 13, IO, 6 1/2s, 2037		1,090,541	222,093
Ser. 386, Class 16, IO, 6 1/2s, 2037		791,277	168,350
Ser. 383, Class 60, IO, 6 1/2s, 2037		3,682,533	851,180
Ser. 383, Class 62, IO, 6 1/2s, 2037		1,012,619	229,599
Ser. 383, Class 69, IO, 6 1/2s, 2037		579,568	131,411
Ser. 383, Class 63, IO, 6 1/2s, 2037		796,829	176,526
Ser. 383, Class 64, IO, 6 1/2s, 2037		1,477,617	337,692
Ser. 383, Class 67, IO, 6 1/2s, 2037		775,403	175,193
Ser. 383, Class 68, IO, 6 1/2s, 2037		375,020	84,994
Ser. 383, Class 58, IO, 6 1/2s, 2037		1,722,999	388,083
Ser. 383, Class 59, IO, 6 1/2s, 2037		1,078,052	238,612
Ser. 383, Class 61, IO, 6 1/2s, 2037		859,486	190,923

Ser. 383, Class 65, IO, 6 1/2s, 2037	1,013,749	233,709
Ser. 383, Class 66, IO, 6 1/2s, 2037	1,034,331	237,729
Ser. 383, Class 72, IO, 6 1/2s, 2037	4,122,245	956,070
Ser. 383, Class 77, IO, 6 1/2s, 2037	618,854	141,116
Ser. 383, Class 78, IO, 6 1/2s, 2037	632,645	143,881
Ser. 383, Class 73, IO, 6 1/2s, 2037	1,403,801	317,998
Ser. 383, Class 76, IO, 6 1/2s, 2037	840,764	196,092
Ser. 383, Class 70, IO, 6 1/2s, 2037	2,172,132	492,480
Ser. 383, Class 74, IO, 6 1/2s, 2037	1,159,273	262,026
Ser. 383, Class 71, IO, 6 1/2s, 2036	917,766	206,429
Ser. 383, Class 75, IO, 6 1/2s, 2036	735,833	169,631
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036	131,965	40
Ser. 371, Class 2, IO, 6 1/2s, 2036	76,024,947	20,201,769
Ser. 383, Class 101, IO, 6 1/2s, 2022	360,998	56,803
Ser. 383, Class 102, IO, 6 1/2s, 2022	212,828	33,275
Ser. 389, Class 1, IO, 6s, 2038	898,000	195,131
Ser. 389, Class 6, IO, 6s, 2038	1,010,000	191,730
Ser. 386, Class 10, IO, 6s, 2038	553,150	122,986
Ser. 386, Class 11, IO, 6s, 2038	369,162	83,812
Ser. 386, Class 8, IO, 6s, 2038	4,499,242	962,127
Ser. 389, Class 3, IO, 6s, 2038	1,585,000	366,123
Ser. 383, Class 40, IO, 6s, 2038	7,056,786	1,621,762
Ser. 383, Class 41, IO, 6s, 2038	6,195,966	1,422,695
Ser. 383, Class 42, IO, 6s, 2038	4,479,618	1,033,964
Ser. 383, Class 43, IO, 6s, 2038	4,048,585	937,306
Ser. 383, Class 44, IO, 6s, 2038	3,698,962	853,776
Ser. 383, Class 45, IO, 6s, 2038	2,847,492	665,494
Ser. 383, Class 46, IO, 6s, 2038	2,475,794	578,375
Ser. 383, Class 47, IO, 6s, 2038	2,192,190	512,122
Ser. 383, Class 48, IO, 6s, 2038	1,966,835	460,851
Ser. 383, Class 52, IO, 6s, 2038	798,517	187,101
Ser. 389, Class 2, IO, 6s, 2038	1,258,000	262,664
Ser. 389, Class 5, IO, 6s, 2038	1,873,000	415,625
Ser. 389, Class 4, IO, 6s, 2038	1,874,000	397,272
Ser. 386, Class 9, IO, 6s, 2038	3,536,195	784,111
Ser. 383, Class 28, IO, 6s, 2038	7,386,993	1,715,438
Ser. 383, Class 29, IO, 6s, 2038	6,264,444	1,458,511
Ser. 383, Class 30, IO, 6s, 2038	4,902,109	1,149,653
Ser. 383, Class 31, IO, 6s, 2038	4,327,436	1,014,880
Ser. 383, Class 32, IO, 6s, 2038	3,353,496	792,836
Ser. 383, Class 33, IO, 6s, 2038	2,871,305	678,833
Ser. 383, Class 37, IO, 6s, 2038	1,113,685	265,301
Ser. 386, Class 7, IO, 6s, 2038	4,311,949	1,040,987
Ser. 383, Class 34, IO, 6s, 2037	1,162,104	269,054
Ser. 383, Class 35, IO, 6s, 2037	961,978	222,144
Ser. 383, Class 36, IO, 6s, 2037	757,295	175,710
Ser. 383, Class 38, IO, 6s, 2037	473,907	109,484
Ser. 383, Class 50, IO, 6s, 2037	1,345,955	306,901
Ser. 386, Class 6, IO, 6s, 2037	2,077,444	477,875
Ser. 383, Class 39, IO, 6s, 2037	316,783	72,489
Ser. 383, Class 49, IO, 6s, 2037	1,014,041	233,043
Ser. 383, Class 51, IO, 6s, 2037	1,047,482	238,844
Ser. 383, Class 53, IO, 6s, 2037	386,731	89,070
Ser. 383, Class 54, IO, 6s, 2037	251,614	57,926
Ser. 383, Class 55, IO, 6s, 2037	210,216	48,668
Ser. 383, Class 56, IO, 6s, 2037	122,194	28,375
Ser. 383, Class 57, IO, 6s, 2037	639,285	147,557
Ser. 383, Class 100, IO, 6s, 2022	368,359	57,847
Ser. 383, Class 98, IO, 6s, 2022	1,134,927	183,106
Ser. 383, Class 99, IO, 6s, 2022	500,432	78,438
Ser. 383, Class 17, IO, 5 1/2s, 2038	5,806,704	1,341,622
Ser. 383, Class 18, IO, 5 1/2s, 2038	3,872,711	899,412
Ser. 383, Class 19, IO, 5 1/2s, 2038	3,534,290	820,816
Ser. 383, Class 25, IO, 5 1/2s, 2038	604,847	135,344
Ser. 386, Class 3, IO, 5 1/2s, 2037	2,138,982	487,853
Ser. 386, Class 4, IO, 5 1/2s, 2037	871,637	202,364
Ser. 386, Class 5, IO, 5 1/2s, 2037	561,733	132,487
Ser. 383, Class 14, IO, 5 1/2s, 2037	1,383,748	322,768
Ser. 383, Class 15, IO, 5 1/2s, 2037	536,306	122,370
Ser. 383, Class 16, IO, 5 1/2s, 2037	232,088	55,270
Ser. 383, Class 3, IO, 5 1/2s, 2037	6,114,316	1,401,824
Ser. 383, Class 4, IO, 5 1/2s, 2037	5,401,599	1,245,952
Ser. 383, Class 5, IO, 5 1/2s, 2037	3,429,485	791,057
Ser. 383, Class 6, IO, 5 1/2s, 2037	3,082,498	713,172
Ser. 383, Class 7, IO, 5 1/2s, 2037	3,038,184	700,798
Ser. 383, Class 10, IO, 5 1/2s, 2037	1,118,032	268,369
Ser. 383, Class 11, IO, 5 1/2s, 2037	776,836	184,533
Ser. 383, Class 12, IO, 5 1/2s, 2037	710,787	169,269
Ser. 383, Class 13, IO, 5 1/2s, 2037	714,752	170,213
Ser. 383, Class 8, IO, 5 1/2s, 2037	1,227,044	294,535
Ser. 383, Class 9, IO, 5 1/2s, 2037	1,170,607	280,988
Ser. 383, Class 20, IO, 5 1/2s, 2037	2,182,825	517,393
Ser. 383, Class 21, IO, 5 1/2s, 2037	2,064,054	489,240
Ser. 383, Class 22, IO, 5 1/2s, 2037	1,398,287	330,598
Ser. 383, Class 23, IO, 5 1/2s, 2037	1,262,043	298,386
Ser. 383, Class 24, IO, 5 1/2s, 2037	886,424	202,595
Ser. 383, Class 26, IO, 5 1/2s, 2037	649,824	154,416
Ser. 383, Class 27, IO, 5 1/2s, 2037	189,975	44,461
Ser. 363, Class 2, IO, 5 1/2s, 2035	7,072,862	1,851,847
Ser. 383, Class 95, IO, 5 1/2s, 2022	1,773,708	294,147
Ser. 383, Class 97, IO, 5 1/2s, 2022	751,630	120,022
Ser. 383, Class 94, IO, 5 1/2s, 2022	890,934	145,286
Ser. 383, Class 96, IO, 5 1/2s, 2022	974,472	151,537
IFB Ser. 07-W6, Class 6A2, IO, 5.318s, 2037	4,315,663	458,493
IFB Ser. 06-90, Class SE, IO, 5.318s, 2036	8,867,733	1,170,702
IFB Ser. 04-51, Class XP, IO, 5.218s, 2034	8,931,644	1,010,043

IFB Ser. 03-66, Class SA, IO, 5.168s, 2033	5,435,810	615,012
IFB Ser. 08-7, Class SA, IO, 5.068s, 2038	21,538,582	2,703,523
Ser. 386, Class 1, IO, 5s, 2037	160,002	38,643
Ser. 386, Class 2, IO, 5s, 2037	128,346	30,971
Ser. 383, Class 2, IO, 5s, 2037	576,241	138,651
Ser. 383, Class 1, IO, 5s, 2037	1,247,130	292,759
Ser. 389, Class 8, IO, 5s, 2023	699,000	93,645
Ser. 383, Class 92, IO, 5s, 2022	773,489	122,045
Ser. 383, Class 93, IO, 5s, 2022	417,241	67,027
IFB Ser. 07-W6, Class 5A2, IO, 4.808s, 2037	5,626,289	582,034
IFB Ser. 07-W2, Class 3A2, IO, 4.798s, 2037	6,200,988	610,304
IFB Ser. 06-115, Class BI, IO, 4.778s, 2036	5,850,424	447,720
IFB Ser. 05-113, Class AI, IO, 4.748s, 2036	2,843,233	311,552
IFB Ser. 05-113, Class DI, IO, 4.748s, 2036	164,159	15,559
IFB Ser. 08-36, Class YI, IO, 4.718s, 2036	9,760,082	1,018,391
IFB Ser. 07-60, Class AX, IO, 4.668s, 2037	22,483,351	2,367,901
IFB Ser. 06-60, Class SI, IO, 4.668s, 2036	6,026,491	664,922
IFB Ser. 06-60, Class UI, IO, 4.668s, 2036	2,537,696	283,106
IFB Ser. 04-12, Class WS, IO, 4.668s, 2033	2,863,989	268,466
IFB Ser. 07-W7, Class 3A2, IO, 4.648s, 2037	8,225,410	767,888
IFB Ser. 06-60, Class DI, IO, 4.588s, 2035	6,468,944	557,945
IFB Ser. 03-130, Class BS, IO, 4.568s, 2033	13,014,122	1,259,544
IFB Ser. 03-34, Class WS, IO, 4.518s, 2029	12,480,117	1,082,322
IFB Ser. 08-10, Class LI, IO, 4.498s, 2038	12,506,147	1,327,157
IFB Ser. 05-42, Class SA, IO, 4.318s, 2035	5,639,339	449,363
IFB Ser. 07-39, Class LI, IO, 4.288s, 2037	6,730,461	650,380
IFB Ser. 07-23, Class SI, IO, 4.288s, 2037	1,686,769	145,011
IFB Ser. 07-54, Class CI, IO, 4.278s, 2037	5,898,959	578,301
IFB Ser. 07-39, Class PI, IO, 4.278s, 2037	3,805,401	333,427
IFB Ser. 07-30, Class WI, IO, 4.278s, 2037	20,709,426	1,703,786
IFB Ser. 07-28, Class SE, IO, 4.268s, 2037	1,025,770	95,784
IFB Ser. 07-22, Class S, IO, 4.268s, 2037	17,042,654	1,604,640
IFB Ser. 06-128, Class SH, IO, 4.268s, 2037	4,271,851	351,274
IFB Ser. 06-56, Class SM, IO, 4.268s, 2036	4,661,083	387,878
IFB Ser. 05-90, Class SP, IO, 4.268s, 2035	2,807,964	237,520
IFB Ser. 05-12, Class SC, IO, 4.268s, 2035	3,483,318	271,860
IFB Ser. 05-45, Class PL, IO, 4.268s, 2034	5,693,852	543,068
IFB Ser. 07-W5, Class 2A2, IO, 4.258s, 2037	1,828,927	144,712
IFB Ser. 07-30, Class IE, IO, 4.258s, 2037	11,275,390	1,217,711
IFB Ser. 06-123, Class CI, IO, 4.258s, 2037	10,671,507	1,012,745
IFB Ser. 06-123, Class UI, IO, 4.258s, 2037	10,471,678	977,882
IFB Ser. 07-15, Class BI, IO, 4.218s, 2037	17,801,951	1,636,840
IFB Ser. 06-126, Class CS, IO, 4.218s, 2037	9,159,115	789,766
IFB Ser. 06-16, Class SM, IO, 4.218s, 2036	10,840,939	997,359
IFB Ser. 05-95, Class CI, IO, 4.218s, 2035	6,932,512	662,687
IFB Ser. 05-84, Class SG, IO, 4.218s, 2035	10,815,204	1,041,188
IFB Ser. 05-57, Class NI, IO, 4.218s, 2035	2,260,574	201,587
IFB Ser. 05-29, Class SX, IO, 4.218s, 2035	6,188,584	553,222
IFB Ser. 05-7, Class SC, IO, 4.218s, 2035	6,640,273	525,378
IFB Ser. 04-92, Class S, IO, 4.218s, 2034	16,386,417	1,369,904
IFB Ser. 06-104, Class EI, IO, 4.208s, 2036	6,392,494	558,992
IFB Ser. 05-83, Class QI, IO, 4.208s, 2035	1,864,863	192,042
IFB Ser. 06-128, Class GS, IO, 4.198s, 2037	6,666,168	632,339
Ser. 06-116, Class ES, IO, 4.168s, 2036	834,673	67,690
IFB Ser. 06-114, Class IS, IO, 4.168s, 2036	4,664,179	401,786
IFB Ser. 04-92, Class SQ, IO, 4.167s, 2034	6,816,539	649,727
IFB Ser. 06-115, Class IE, IO, 4.158s, 2036	3,651,668	328,668
IFB Ser. 06-117, Class SA, IO, 4.158s, 2036	5,374,753	463,730
IFB Ser. 06-121, Class SD, IO, 4.158s, 2036	646,024	56,247
IFB Ser. 06-109, Class SG, IO, 4.148s, 2036	1,517,867	133,491
IFB Ser. 06-104, Class SY, IO, 4.138s, 2036	1,362,026	110,964
IFB Ser. 06-109, Class SH, IO, 4.138s, 2036	5,004,523	488,517
IFB Ser. 06-111, Class SA, IO, 4.138s, 2036	31,939,209	2,994,512
IFB Ser. 07-W6, Class 4A2, IO, 4.118s, 2037	25,179,511	2,174,816
IFB Ser. 06-128, Class SC, IO, 4.118s, 2037	5,689,994	495,485
IFB Ser. 06-43, Class SI, IO, 4.118s, 2036	12,482,731	1,048,762
IFB Ser. 06-8, Class JH, IO, 4.118s, 2036	17,611,864	1,678,852
IFB Ser. 05-122, Class SG, IO, 4.118s, 2035	5,423,759	488,399
IFB Ser. 05-57, Class MS, IO, 4.118s, 2035	4,852,677	381,228
IFB Ser. 05-95, Class OI, IO, 4.108s, 2035	1,045,945	99,727
IFB Ser. 06-92, Class LI, IO, 4.098s, 2036	5,335,579	469,252
IFB Ser. 06-99, Class AS, IO, 4.098s, 2036	1,609,074	143,600
IFB Ser. 06-98, Class SQ, IO, 4.088s, 2036	12,203,574	1,062,635
IFB Ser. 06-85, Class TS, IO, 4.078s, 2036	12,585,589	1,014,769
IFB Ser. 07-75, Class PI, IO, 4.058s, 2037	6,798,224	554,209
IFB Ser. 07-88, Class MI, IO, 4.038s, 2037	2,792,001	204,280
IFB Ser. 07-103, Class AI, IO, 4.018s, 2037	25,033,019	2,115,577
IFB Ser. 07-15, Class NI, IO, 4.018s, 2022	11,067,741	854,733
IFB Ser. 07-106, Class SM, IO, 3.978s, 2037	15,588,004	1,195,631
IFB Ser. 08-3, Class SC, IO, 3.968s, 2038	40,430,022	3,188,602
IFB Ser. 07-109, Class XI, IO, 3.968s, 2037	4,203,035	349,202
IFB Ser. 07-109, Class YI, IO, 3.968s, 2037	5,585,035	422,699
IFB Ser. 07-W8, Class 2A2, IO, 3.968s, 2037	10,703,217	859,450
IFB Ser. 07-88, Class JI, IO, 3.968s, 2037	8,693,038	728,658
IFB Ser. 06-79, Class SH, IO, 3.968s, 2036	9,178,404	819,879
IFB Ser. 07-54, Class KI, IO, 3.958s, 2037	2,889,416	212,930
IFB Ser. 07-30, Class JS, IO, 3.958s, 2037	10,355,373	867,018
IFB Ser. 07-30, Class LI, IO, 3.958s, 2037	9,386,952	808,580
IFB Ser. 07-W2, Class 1A2, IO, 3.948s, 2037	4,923,321	408,136
IFB Ser. 07-106, Class SN, IO, 3.928s, 2037	6,355,431	476,721
IFB Ser. 07-54, Class IA, IO, 3.928s, 2037	5,186,554	440,949
IFB Ser. 07-54, Class IB, IO, 3.928s, 2037	5,186,554	440,949
IFB Ser. 07-54, Class IC, IO, 3.928s, 2037	5,186,554	440,949
IFB Ser. 07-54, Class ID, IO, 3.928s, 2037	5,186,554	440,949
IFB Ser. 07-54, Class IE, IO, 3.928s, 2037	5,186,554	440,949
IFB Ser. 07-54, Class IF, IO, 3.928s, 2037	8,215,032	694,081

IFB Ser. 07-54, Class NI, IO, 3.928s, 2037	4,969,127	404,009
IFB Ser. 07-54, Class UI, IO, 3.928s, 2037	7,444,323	662,318
IFB Ser. 07-91, Class AS, IO, 3.918s, 2037	4,450,465	338,240
IFB Ser. 07-91, Class HS, IO, 3.918s, 2037	4,545,701	332,404
IFB Ser. 07-15, Class CI, IO, 3.898s, 2037	19,829,107	1,664,927
IFB Ser. 06-123, Class BI, IO, 3.898s, 2037	25,936,746	2,128,016
IFB Ser. 06-115, Class JI, IO, 3.898s, 2036	14,398,588	1,209,594
IFB Ser. 07-109, Class PI, IO, 3.868s, 2037	6,812,184	521,105
IFB Ser. 06-123, Class LI, IO, 3.838s, 2037	9,613,134	770,644
IFB Ser. 08-1, Class NI, IO, 3.768s, 2037	10,962,938	747,617
IFB Ser. 08-10, Class GI, IO, 3.748s, 2038	8,477,834	602,438
IFB Ser. 08-13, Class SA, IO, 3.738s, 2038	25,769,495	1,844,967
IFB Ser. 07-39, Class AI, IO, 3.638s, 2037	9,109,866	655,913
IFB Ser. 07-32, Class SD, IO, 3.628s, 2037	6,015,967	419,473
IFB Ser. 07-30, Class UI, IO, 3.618s, 2037	5,067,066	382,475
IFB Ser. 07-32, Class SC, IO, 3.618s, 2037	8,591,626	628,065
IFB Ser. 07-1, Class CI, IO, 3.618s, 2037	5,791,873	428,658
IFB Ser. 05-74, Class SE, IO, 3.618s, 2035	3,862,621	234,774
IFB Ser. 05-92, Class US, IO, 3.618s, 2025	14,801,366	934,674
IFB Ser. 05-14, Class SE, IO, 3.568s, 2035	5,573,658	347,493
IFB Ser. 08-1, Class BI, IO, 3.428s, 2038	22,246,387	1,248,869
IFB Ser. 07-75, Class ID, IO, 3.388s, 2037	7,458,905	505,568
Ser. 03-W10, Class 3, IO, 1.935s, 2043	1,004,918	56,072
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	17,777,845	644,400
Ser. 01-T1, Class 1, IO, 0.813s, 2040	944,938	18,065
Ser. 00-T6, IO, 0.763s, 2030	16,138,731	278,365
Ser. 03-W10, Class 3A, IO, 0.741s, 2043	33,166,925	582,669
Ser. 03-W10, Class 1A, IO, 0.7s, 2043	26,804,069	391,550
Ser. 02-T18, IO, 0.514s, 2042	47,673,602	767,647
Ser. 02-W8, Class 1, IO, 0.346s, 2042	24,056,325	240,814
Ser. 06-117, Class OA, PO, zero %, 2036	293,009	210,578
Ser. 06-56, Class XF, zero %, 2036	367,226	341,960
Ser. 04-38, Class AO, PO, zero %, 2034	2,167,964	1,558,487
Ser. 04-61, Class CO, PO, zero %, 2031	2,767,023	2,307,928
Ser. 99-51, Class N, PO, zero %, 2029	337,494	285,443
Ser. 07-31, Class TS, IO, zero %, 2009	12,344,655	118,694
Ser. 07-15, Class IM, IO, zero %, 2009	4,981,489	43,963
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	20,407,256	148,368
FRB Ser. 05-91, Class EF, zero %, 2035	414,834	361,003
FRB Ser. 06-54, Class CF, zero %, 2035	405,277	362,168
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	36,181	38,635
Ser. T-42, Class A5, 7 1/2s, 2042	454,636	485,452
Ser. T-60, Class 1A2, 7s, 2044	8,678,358	9,166,764
IFB Ser. T-56, Class 2ASI, IO, 5.618s, 2043	3,171,753	357,774
Ser. T-57, Class 1AX, IO, 0.45s, 2043	13,815,343	176,836
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.33s, 2020	28,164,254	1,433,777
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.979s, 2039	2,990,648	2,990,648
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	1,983,485
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,408,000	1,288,296
Freddie Mac
IFB Ser. 3153, Class JS, 20.744s, 2036	2,576,172	3,027,441
IFB Ser. 3182, Class PS, 18.715s, 2032	3,172,178	3,779,514
IFB Ser. 3182, Class SP, 18.715s, 2032	1,687,620	1,846,221
IFB Ser. 3393, Class JS, 18.138s, 2032	2,450,993	2,483,752
IFB Ser. 3081, Class DC, 18.039s, 2035	2,396,150	2,682,058
IFB Ser. 3211, Class SI, IO, 17.275s, 2036	1,930,878	770,857
IFB Ser. 3114, Class GK, 16.515s, 2036	1,507,673	1,663,167
IFB Ser. 2979, Class AS, 15.212s, 2034	1,129,076	1,195,513
IFB Ser. 3149, Class SU, 12.867s, 2036	1,834,660	1,869,439
IFB Ser. 3065, Class DC, 12.446s, 2035	3,968,178	4,019,206
IFB Ser. 3226, Class TY, 11.584s, 2036	4,878,193	5,068,319
IFB Ser. 3012, Class FS, 10.697s, 2035	2,226,690	2,209,562
IFB Ser. 246, Class S54, IO, 6.129s, 2037	26,773,206	3,363,384
IFB Ser. 2828, Class GI, IO, 5.029s, 2034	402,947	45,709
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	9,338,228	873,745
IFB Ser. 2869, Class JS, IO, 4.779s, 2034	894,137	71,140
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	4,195,903	445,865
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	5,246,286	591,655
IFB Ser. 2594, Class SE, IO, 4.579s, 2030	1,598,956	114,127
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	3,379,621	300,220
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	4,332,771	352,727
IFB Ser. 2852, Class VS, IO, 4.364s, 2034	355,459	42,127
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	16,460,680	1,589,122
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	4,913,026	431,128
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	2,874,850	268,094
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	4,120,559	338,770
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	2,741,091	267,308
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	18,087,602	1,692,683
IFB Ser. 3042, Class SP, IO, 4.279s, 2035	4,819,708	444,734
IFB Ser. 2990, Class TS, IO, 4.279s, 2035	5,870,222	423,160
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	30,275,148	2,392,962
IFB Ser. 3236, Class ES, IO, 4.229s, 2036	492,926	40,352
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	3,676,505	304,088
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	17,252,518	1,658,744
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	2,172,911	176,149
IFB Ser. 3256, Class S, IO, 4.219s, 2036	10,157,170	969,152
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	3,922,546	408,938
IFB Ser. 3370, Class TS, IO, 4.199s, 2037	16,612,355	1,271,234
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	4,233,287	382,492
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	4,930,283	458,147

IFB Ser. 3236, Class IS, IO, 4.179s, 2036	8,303,314	729,067
IFB Ser. 3033, Class SG, IO, 4.179s, 2035	3,874,767	337,561
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	23,703,105	1,727,847
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	1,650,797	154,129
IFB Ser. 3240, Class S, IO, 4.149s, 2036	16,749,965	1,503,691
IFB Ser. 3229, Class BI, IO, 4.149s, 2036	522,478	42,402
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	7,406,053	583,217
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	2,740,698	280,234
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	1,352,331	132,280
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	5,341,138	452,250
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	6,693,853	571,087
IFB Ser. 3424, Class XI, IO, 4.099s, 2036	10,768,591	945,242
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	18,452,429	1,597,969
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	4,755,708	381,696
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	8,481,976	731,202
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	7,642,840	646,164
IFB Ser. 3238, Class LI, IO, 4.019s, 2036	5,543,244	470,018
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	6,894,201	569,692
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	12,935,268	1,200,218
IFB Ser. 3366, Class SA, IO, 3.979s, 2037	10,223,152	852,653
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	4,846,113	394,495
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	4,743,771	339,374
IFB Ser. 3199, Class S, IO, 3.979s, 2036	10,915,029	928,727
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	12,915,173	1,086,830
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	20,214,896	1,724,633
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	5,585,219	443,409
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	7,821,536	681,980
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	7,821,536	681,980
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	7,821,536	681,980
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	7,821,536	681,980
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	11,918,962	1,039,246
IFB Ser. 3311, Class PI, IO, 3.939s, 2037	7,216,793	678,809
IFB Ser. 3382, Class SI, IO, 3.929s, 2037	16,133,357	1,281,180
IFB Ser. 3375, Class MS, IO, 3.929s, 2037	27,451,983	2,116,493
IFB Ser. 3240, Class GS, IO, 3.909s, 2036	10,056,992	832,560
IFB Ser. 3416, Class BI, IO, 3.779s, 2038	21,445,441	1,720,128
IFB Ser. 2967, Class SA, IO, 3.679s, 2035	6,456,154	399,111
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	11,556,076	885,432
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	21,603,175	1,621,737
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	6,673,671	390,610
IFB Ser. 3424, Class UI, IO, 3.289s, 2037	7,575,372	492,197
Ser. 246, PO, zero %, 2037	3,252,058	2,462,489
Ser. 3292, Class DO, PO, zero %, 2037	534,011	384,446
Ser. 3292, Class OA, PO, zero %, 2037	562,081	400,174
Ser. 3300, PO, zero %, 2037	3,153,224	2,415,890
Ser. 3139, Class CO, PO, zero %, 2036	923,864	668,653
Ser. 2587, Class CO, PO, zero %, 2032	2,707,925	2,139,930
Ser. 1208, Class F, PO, zero %, 2022	336,140	288,053
FRB Ser. 3345, Class TY, zero %, 2037	877,516	723,950
FRB Ser. 3326, Class XF, zero %, 2037	977,009	894,661
FRB Ser. 3273, Class HF, zero %, 2037	172,861	171,463
FRB Ser. 3235, Class TP, zero %, 2036	267,705	235,591
FRB Ser. 3283, Class KF, zero %, 2036	357,420	369,442
FRB Ser. 3226, Class YW, zero %, 2036	1,487,483	1,338,444
FRB Ser. 3332, Class UA, zero %, 2036	376,855	358,292
FRB Ser. 3251, Class TC, zero %, 2036	3,916,934	3,924,604
FRB Ser. 3130, Class JF, zero %, 2036	1,303,337	1,247,741
FRB Ser. 3326, Class WF, zero %, 2035	927,801	829,208
FRB Ser. 3030, Class EF, zero %, 2035	430,761	376,596
FRB Ser. 3412, Class UF, zero %, 2035	2,192,650	1,830,817
FRB Ser. 2980, Class TY, zero %, 2035	189,138	152,655
FRB Ser. 3112, Class XM, zero %, 2034	146,075	135,108
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	1,354,000	1,380,617
Ser. 00-1, Class G, 6.131s, 2033 (F)	4,588,975	3,315,428
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	4,134,628	4,047,156
Government National Mortgage Association
FRB Ser. 07-41, Class SA, 25.309s, 2037	541,355	664,586
FRB Ser. 07-40, Class GS, 25.189s, 2037	211,479	254,573
FRB Ser. 07-45, Class SA, 24.949s, 2037	183,289	219,611
FRB Ser. 07-45, Class SB, 24.709s, 2037	183,289	218,278
IFB Ser. 07-51, Class SP, 24.589s, 2037	461,498	540,770
IFB Ser. 05-66, Class SP, 12.596s, 2035	2,229,408	2,228,288
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	3,191,017	801,137
IFB Ser. 08-29, Class SA, IO, 5.298s, 2038	33,056,967	3,142,990
IFB Ser. 08-42, Class AI, IO, 5.219s, 2038	36,517,551	5,335,203
FRB Ser. 07-2, Class SA, IO, 4.898s, 2037	811,844	72,291
IFB Ser. 06-69, Class SI, IO, 4.898s, 2036	6,706,871	660,859
IFB Ser. 06-61, Class SM, IO, 4.898s, 2036	10,989,982	853,482
IFB Ser. 06-62, Class SI, IO, 4.898s, 2036	5,760,629	491,434
IFB Ser. 07-1, Class SL, IO, 4.878s, 2037	2,501,837	221,247
IFB Ser. 07-1, Class SM, IO, 4.868s, 2037	2,485,596	219,138
IFB Ser. 06-62, Class SA, IO, 4.858s, 2036	7,887,100	672,628
IFB Ser. 06-64, Class SB, IO, 4.858s, 2036	8,057,930	741,031
IFB Ser. 05-68, Class PU, IO, 4.818s, 2032	5,638,967	573,943
IFB Ser. 04-59, Class SH, IO, 4.779s, 2034	2,452,757	237,814
IFB Ser. 04-59, Class SC, IO, 4.729s, 2034	3,405,921	343,426
IFB Ser. 04-26, Class IS, IO, 4.729s, 2034	6,049,528	388,770
IFB Ser. 07-47, Class SA, IO, 4.629s, 2036	6,832,052	674,555
IFB Ser. 07-49, Class NY, IO, 4.618s, 2035	21,663,142	1,898,766
IFB Ser. 07-35, Class NY, IO, 4.429s, 2035	8,400,712	669,066
IFB Ser. 07-26, Class SG, IO, 4.368s, 2037	8,152,459	692,277
IFB Ser. 07-9, Class BI, IO, 4.338s, 2037	15,587,153	1,185,913
IFB Ser. 07-26, Class SD, IO, 4.329s, 2037	8,503,100	658,176
IFB Ser. 07-31, Class CI, IO, 4.328s, 2037	4,748,160	343,320

IFB Ser. 07-25, Class SA, IO, 4.318s, 2037	5,943,373	428,618
IFB Ser. 07-25, Class SB, IO, 4.318s, 2037	11,669,569	880,783
IFB Ser. 07-22, Class S, IO, 4.318s, 2037	4,513,833	421,533
IFB Ser. 07-11, Class SA, IO, 4.318s, 2037	4,313,706	352,589
IFB Ser. 07-14, Class SB, IO, 4.318s, 2037	4,136,989	338,778
IFB Ser. 06-69, Class SA, IO, 4.318s, 2036	12,918,305	1,067,421
IFB Ser. 05-84, Class AS, IO, 4.318s, 2035	13,270,917	1,100,553
FRB Ser. 07-40, Class SC, IO, 4.268s, 2037	667,382	47,128
FRB Ser. 07-40, Class SD, IO, 4.268s, 2037	667,382	47,128
FRB Ser. 07-40, Class SE, IO, 4.268s, 2037	667,382	47,128
FRB Ser. 07-42, Class SC, IO, 4.268s, 2037	1,293,085	96,114
IFB Ser. 07-40, Class SB, IO, 4.268s, 2037	13,161,482	976,220
IFB Ser. 07-42, Class SB, IO, 4.268s, 2037	1,290,433	95,916
IFB Ser. 07-51, Class SJ, IO, 4.268s, 2037	5,339,114	474,766
IFB Ser. 07-53, Class SY, IO, 4.253s, 2037	11,594,756	1,077,547
IFB Ser. 04-17, Class QN, IO, 4.229s, 2034	3,051,538	275,452
FRB Ser. 07-41, Class SM, IO, 4.218s, 2037	1,871,518	153,031
FRB Ser. 07-41, Class SN, IO, 4.218s, 2037	1,909,157	156,109
IFB Ser. 07-58, Class PS, IO, 4.218s, 2037	3,518,473	280,334
IFB Ser. 04-88, Class S, IO, 4.218s, 2032	7,125,863	434,232
FRB Ser. 07-40, Class SG, IO, 4.198s, 2037	1,471,707	104,444
IFB Ser. 07-59, Class PS, IO, 4.188s, 2037	4,186,730	323,810
IFB Ser. 07-59, Class SP, IO, 4.188s, 2037	513,624	40,607
IFB Ser. 07-48, Class SB, IO, 4.179s, 2037	7,006,312	466,137
IFB Ser. 06-38, Class SG, IO, 4.168s, 2033	17,408,528	1,192,760
FRB Ser. 07-45, Class QA, IO, 4.158s, 2037	1,293,162	91,764
FRB Ser. 07-45, Class QB, IO, 4.118s, 2037	1,293,162	90,417
IFB Ser. 07-53, Class SG, IO, 4.118s, 2037	3,225,570	214,981
IFB Ser. 07-74, Class SI, IO, 4.099s, 2037	8,281,070	610,729
IFB Ser. 07-51, Class SG, IO, 4.098s, 2037	27,125,157	1,884,427
IFB Ser. 07-17, Class AI, IO, 4.079s, 2037	20,156,877	1,598,576
IFB Ser. 08-3, Class SA, IO, 4.068s, 2038	10,273,210	637,153
IFB Ser. 07-79, Class SY, IO, 4.068s, 2037	20,911,043	1,283,592
IFB Ser. 07-64, Class AI, IO, 4.068s, 2037	2,121,778	143,225
IFB Ser. 07-53, Class ES, IO, 4.068s, 2037	4,820,653	269,605
IFB Ser. 07-78, Class SA, IO, 4.059s, 2037	33,677,093	2,286,641
IFB Ser. 08-2, Class SB, IO, 4.038s, 2038	26,397,395	1,626,977
IFB Ser. 07-10, Class SB, IO, 4.038s, 2037	35,634,537	2,686,924
IFB Ser. 08-4, Class SA, IO, 4.034s, 2038	63,669,279	3,899,406
IFB Ser. 08-2, Class SM, IO, 4.029s, 2038	20,258,932	1,454,591
IFB Ser. 07-9, Class AI, IO, 4.029s, 2037	9,386,982	698,333
IFB Ser. 07-9, Class DI, IO, 4.028s, 2037	7,918,487	541,074
FRB Ser. 07-59, Class SC, IO, 4.018s, 2037	1,789,872	120,613
IFB Ser. 07-57, Class QA, IO, 4.018s, 2037	11,468,697	689,102
IFB Ser. 07-58, Class SA, IO, 4.018s, 2037	5,739,014	358,671
IFB Ser. 07-58, Class SC, IO, 4.018s, 2037	9,216,190	491,304
IFB Ser. 07-59, Class SA, IO, 4.018s, 2037	32,767,613	1,958,131
IFB Ser. 07-61, Class SA, IO, 4.018s, 2037	6,149,882	403,455
IFB Ser. 07-53, Class SC, IO, 4.018s, 2037	5,185,149	293,469
IFB Ser. 08-34, Class SH, IO, 4.018s, 2037	10,894,369	776,224
IFB Ser. 06-26, Class S, IO, 4.018s, 2036	43,574,535	3,440,537
IFB Ser. 08-15, Class CI, IO, 4.008s, 2038	44,765,870	2,702,908
IFB Ser. 07-58, Class SD, IO, 4.008s, 2037	8,750,848	459,993
IFB Ser. 08-9, Class SK, IO, 3.998s, 2038	18,096,852	1,443,977
IFB Ser. 08-6, Class SC, IO, 3.993s, 2038	45,300,009	2,744,592
IFB Ser. 07-59, Class SD, IO, 3.988s, 2037	858,356	52,339
IFB Ser. 06-49, Class SA, IO, 3.978s, 2036	15,358,130	1,042,243
IFB Ser. 08-40, Class SA, IO, 3.929s, 2038	61,705,821	4,439,487
IFB Ser. 05-92, Class S, IO, 3.918s, 2032	30,025,801	1,739,385
IFB Ser. 05-71, Class SA, IO, 3.889s, 2035	14,915,699	1,068,143
IFB Ser. 05-65, Class SI, IO, 3.868s, 2035	8,182,687	619,747
IFB Ser. 06-7, Class SB, IO, 3.838s, 2036	1,534,004	100,292
IFB Ser. 08-15, Class PI, IO, 3.818s, 2035	3,830,693	293,434
IFB Ser. 06-16, Class SX, IO, 3.808s, 2036	15,454,502	1,113,590
IFB Ser. 07-17, Class IB, IO, 3.768s, 2037	4,300,194	283,628
IFB Ser. 06-14, Class S, IO, 3.768s, 2036	6,558,028	449,658
IFB Ser. 05-57, Class PS, IO, 3.768s, 2035	8,793,333	614,561
IFB Ser. 06-11, Class ST, IO, 3.758s, 2036	4,107,028	276,313
IFB Ser. 07-25, Class KS, IO, 3.729s, 2037	9,318,290	712,113
IFB Ser. 07-21, Class S, IO, 3.729s, 2037	315,092	19,268
IFB Ser. 07-27, Class SD, IO, 3.718s, 2037	4,158,721	240,486
IFB Ser. 07-19, Class SJ, IO, 3.718s, 2037	7,243,795	422,161
IFB Ser. 07-23, Class ST, IO, 3.718s, 2037	9,152,834	512,916
IFB Ser. 07-9, Class CI, IO, 3.718s, 2037	10,323,825	610,773
IFB Ser. 07-7, Class EI, IO, 3.718s, 2037	4,603,137	267,926
IFB Ser. 07-7, Class JI, IO, 3.718s, 2037	11,877,010	784,485
IFB Ser. 07-1, Class S, IO, 3.718s, 2037	9,601,157	561,351
IFB Ser. 07-3, Class SA, IO, 3.718s, 2037	9,171,215	534,462
IFB Ser. 07-31, Class AI, IO, 3.709s, 2037	5,651,143	519,459
IFB Ser. 05-17, Class S, IO, 3.698s, 2035	7,833,329	553,260
IFB Ser. 07-62, Class S, IO, 3.679s, 2037	9,399,040	578,628
IFB Ser. 07-43, Class SC, IO, 3.629s, 2037	7,920,038	464,439
IFB Ser. 05-3, Class SN, IO, 3.618s, 2035	21,073,503	1,332,734
IFB Ser. 07-73, Class MI, IO, 3.518s, 2037	3,553,698	174,636
IFB Ser. 04-41, Class SG, IO, 3.518s, 2034	22,101,156	899,241
Ser. 07-73, Class MO, PO, zero %, 2037	257,692	190,036
Ser. 99-31, Class MP, PO, zero %, 2029	32,605	28,656
FRB Ser. 07-71, Class TA, zero %, 2037	1,982,439	2,208,542
FRB Ser. 07-71, Class UC, zero %, 2037	208,308	244,526
FRB Ser. 07-73, Class KI, IO, zero %, 2037	2,581,013	70,794
FRB Ser. 07-73, Class KM, zero %, 2037	258,510	259,517
FRB Ser. 07-61, Class YC, zero %, 2037	2,787,651	2,771,833
FRB Ser. 98-2, Class EA, PO, zero %, 2028	296,089	247,064
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	1,506,000	1,461,466
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	5,643,000	5,631,733

GSMPS Mortgage Loan Trust 144A Ser. 01-2, IO, 0.201s,
2032		1,162,443	6,166
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		442,352	44,235
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.135s, 2037		17,905,162	14,771,758
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.593s, 2037 (F)		1,718,036	1,481,342
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.333s, 2036		4,149,838	3,311,571
FRB Ser. 07-AR15, Class 1A1, 6.248s, 2037		7,316,936	5,780,380
FRB Ser. 07-AR9, Class 2A1, 6.077s, 2037		7,332,301	5,792,518
FRB Ser. 07-AR11, Class 1A1, 5.65s, 2037 (F)		5,582,884	3,743,540
FRB Ser. 05-AR31, Class 3A1, 5.643s, 2036 (F)		14,482,533	10,864,225
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.894s, 2036		5,153,389	4,122,711
FRB Ser. 06-A6, Class 1A1, 2.553s, 2036		6,691,352	4,899,140
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051		2,318,000	2,147,766
FRB Ser. 07-LD12, Class A3, 6.189s, 2051		11,043,000	10,709,943
FRB Ser. 07-LD11, Class A3, 6.007s, 2049 (F)		1,878,000	1,811,405
Ser. 07-CB20, Class A3, 5.863s, 2051		3,771,000	3,623,705
Ser. 08-C2, Class X, IO, 0.647s, 2051		261,717,545	7,135,894
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.067s, 2051		280,398,138	3,199,343
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,421,100
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	3,064,160
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		3,440,000	3,410,427
Ser. 07-C7, Class XW, IO, 0.526s, 2045		273,333,768	6,403,937
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.087s, 2045		116,416,906	1,154,623
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 25.185s, 2037		3,051,798	3,436,242
IFB Ser. 07-5, Class 8A2, IO, 5.238s, 2036		5,729,258	480,043
IFB Ser. 07-4, Class 3A2, IO, 4.718s, 2037		4,724,549	391,315
IFB Ser. 06-5, Class 2A2, IO, 4.668s, 2036		10,701,038	840,188
IFB Ser. 07-2, Class 2A13, IO, 4.208s, 2037		8,366,730	682,960
IFB Ser. 06-7, Class 2A5, IO, 4.183s, 2036		15,771,291	1,220,716
IFB Ser. 06-9, Class 2A2, IO, 4.138s, 2037		10,114,165	846,513
IFB Ser. 06-7, Class 2A4, IO, 4.068s, 2036		16,940,392	1,158,142
IFB Ser. 06-6, Class 1A2, IO, 4.018s, 2036		6,260,129	410,898
IFB Ser. 06-6, Class 1A3, IO, 4.018s, 2036		9,043,956	627,773
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		7,589,112	7,098,855
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		4,511,500	1,669,255
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		1,653,000	528,960
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		752,500	225,750
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.788s, 2034		579,000	546,229
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		4,541,491	3,406,118
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.099s, 2049		201,266,662	2,411,112
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.274s, 2035		899,890	880,243
Ser. 96-C2, Class JS, IO, 2.263s, 2028		6,745,251	439,858
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.023s, 2050		1,006,000	977,231
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		1,827,000	1,796,001
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017		11,180,404	2,680,049
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.008s, 2037		8,011,114	1,918,535
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043		2,439,000	2,504,438
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		1,136,000	1,020,913
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		13,869,752	7,767,061
Ser. 07-HQ13, Class X1, IO, 0.823s, 2044		126,606,672	3,952,660
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.275s, 2035		7,200,839	5,289,016
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.198s, 2030		2,378,284	2,444,852
Ser. 97-MC2, Class X, IO, 1.988s, 2012		22,246	2
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.796s, 2033 (United Kingdom)		6,371,000	6,211,725
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)		7,758,000	7,467,075
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	633,846
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		14,395,799	12,884,240
IFB Ser. 07-A3, Class 2A2, IO, 4.208s, 2037		19,140,653	1,612,912
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.491s, 2038 (United Kingdom)	GBP	765,320	915,261
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$1,580,000	1,467,662
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	1,017,640
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,144,800
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	1,006,600
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	863,730
Structured Adjustable Rate Mortgage Loan Trust FRB

Ser. 06-9, Class 1A1, 5.694s, 2036		5,040,941	3,958,651
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.768s, 2037		20,883,925	1,287,866
Ser. 07-4, Class 1A4, IO, 1s, 2037		21,901,417	589,860
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO, 3.588s, 2045 (acquired
3/4/08, cost $1,104,589) (RES)		16,350,625	939,262
Ser. 07-RF1, Class 1A, IO, 3.399s, 2037		21,808,164	982,501
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	1,094,530	2,012,837
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	2,491,896	3,971,893
URSUS EPC 144A
FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)	GBP	1,477,734	2,663,533
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)	GBP	5,000	149,129
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$11,512,000	11,240,599
Ser. 07-C34, IO, 0.52s, 2046		76,134,896	1,644,514
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 5.771s, 2018		3,292,000	2,633,600
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		61,298,094	398,438

Total collateralized mortgage obligations (cost $930,269,354)			$949,038,828

CORPORATE BONDS AND NOTES (24.3%)(a)
		Principal amount	Value

Basic Materials (1.4%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$341,000	$323,950
Bayer AG jr. unsec. sub. bond FRB 5s, 2105 (Germany)	EUR	819,000	1,094,716
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.926s, 2012		$1,195,000	812,600
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.776s, 2013 (Netherlands)		885,000	778,800
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		1,047,000	1,101,968
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		640,000	643,200
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		3,442,000	3,639,915
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,722,000	1,777,965
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015 (S)		605,000	605,143
Georgia-Pacific Corp. debs. 9 1/2s, 2011		239,000	242,884
Georgia-Pacific Corp. notes 8 1/8s, 2011		230,000	227,125
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,431,000	2,525,201
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		475,000	429,875
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		3,981,000	3,642,615
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014 (S)		1,114,000	952,470
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		951,000	1,012,815
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		574,000	599,830
NewPage Corp. company guaranty 10s, 2012		1,691,000	1,712,138
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		366,175	353,359
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		82,000	69,700
Novelis, Inc. company guaranty 7 1/4s, 2015		701,000	662,445
Rhodia SA sr. unsec. FRN 7.497s, 2013 (France)	EUR	1,835,000	2,573,493
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,400,000	2,004,218
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$3,667,000	3,511,153
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016 (S)		706,000	702,470
			32,000,048

Capital Goods (1.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		394,000	382,180
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 7.568s, 2015		3,425,000	3,279,438
Bombardier, Inc. 144A sr. unsec. notes FRN 7.981s,
2013 (Canada)	EUR	865,000	1,360,654
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$7,295,000	7,130,863
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		2,057,000	2,051,858
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015		850,000	754,375
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,066,000	1,066,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		305,000	296,613
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		3,102,000	2,908,125
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		2,084,000	1,922,490
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		4,999,000	5,620,721
Owens-Illinois, Inc. debs. 7 1/2s, 2010		453,000	460,928
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		2,606,000	2,514,790
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		2,012,000	1,996,910
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		550,000	558,250

Terex Corp. company guaranty 7 3/8s, 2014		1,375,000	1,354,375
			33,658,570

Communication Services (1.5%)
American Tower Corp. 144A sr. notes 7s, 2017 (S)		1,730,000	1,712,700
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,294,000	1,206,655
Cricket Communications, Inc. company guaranty sr.
unsec. notes Ser. *, 9 3/8s, 2014		1,765,000	1,698,813
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		2,065,000	2,023,700
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		1,095,000	1,033,406
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		1,050,000	1,080,188
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		4,551,000	4,596,510
iPCS, Inc. company guaranty sr. sec. notes FRN 4.998s,
2013		575,000	517,500
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		370,000	356,125
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		2,985,000	2,835,750
Qwest Corp. sr. unsec. notes 7 1/2s, 2014 (S)		610,000	587,125
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		4,691,000	4,784,820
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,375,000	1,216,875
Rural Cellular Corp. sr. unsec. sub. notes FRN 5.682s,
2013		790,000	799,875
West Corp. company guaranty 9 1/2s, 2014		528,000	475,200
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	5,355,000	8,475,757
			33,400,999

Consumer Cyclicals (3.3%)
Allison Transmission 144A company guaranty 11s, 2015		$ 350,000	313,250
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		720,000	472,500
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,325,000	1,020,250
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		1,453,443	1,293,564
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		1,145,000	1,133,550
D.R. Horton, Inc. company guaranty 8s, 2009		908,000	905,730
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		1,252,000	1,228,525
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		3,460,000	3,321,600
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)		3,792,000	3,706,680
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		3,013,000	2,531,177
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		1,539,000	1,328,371
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		883,000	804,218
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014		1,280,000	1,190,400
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		4,015,000	3,794,175
Jostens IH Corp. company guaranty 7 5/8s, 2012		4,138,000	4,065,585
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		735,000	668,850
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		1,320,000	1,283,700
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		3,326,000	3,342,630
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		1,765,000	1,557,613
Meritage Homes Corp. company guaranty 6 1/4s, 2015		339,000	272,048
Meritage Homes Corp. sr. notes 7s, 2014		332,000	268,920
Meritor Automotive, Inc. notes 6.8s, 2009		1,596,000	1,570,065
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		2,757,000	2,722,538
MGM Mirage, Inc. company guaranty 6s, 2009		7,904,000	7,775,560
NTK Holdings, Inc. sr. disc. notes zero %, 2014		794,000	361,270
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		2,940,000	2,837,100
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		1,295,000	990,675
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,386,000	1,361,745
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		3,293,000	3,243,605
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)		320,000	297,600
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015		387,000	352,170
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)		2,820,000	1,959,900
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		525,000	430,500
Station Casinos, Inc. sr. notes 6s, 2012		2,191,000	1,741,845
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		1,109,000	978,693
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015		1,530,000	1,384,650
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		1,480,000	1,472,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,976,000	1,264,640
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013		567,000	541,485
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011		3,075,000	2,982,750
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014 (In default) (NON)		1,180,000	560,500
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		677,000	421,433
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009
(In default) (NON)		2,855,000	1,256,200

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014 (S)		2,605,000	2,383,575
			73,394,435

Consumer Staples (2.6%)
Affinity Group, Inc. sr. sub. notes 9s, 2012		4,155,000	3,656,400
AMC Entertainment, Inc. company guaranty 11s, 2016		1,152,000	1,140,480
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		948,000	841,350
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)		574,508	8,440
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016 (S)		1,280,000	982,400
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,352,000	1,277,640
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		246,000	148,215
CCH I, LLC sec. notes 11s, 2015		1,580,000	1,171,175
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		1,230,000	1,190,025
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		5,326,000	5,139,590
Church & Dwight Co., Inc. company guaranty 6s, 2012		3,512,000	3,371,520
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		1,995,000	1,895,250
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		263,000	157,800
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		2,150,000	2,021,000
Dean Foods Co. company guaranty 7s, 2016		611,000	530,043
Del Monte Corp. company guaranty 6 3/4s, 2015		1,780,000	1,695,450
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		3,605,000	3,659,075
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		3,333,000	3,124,688
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016		588,000	579,180
Echostar DBS Corp. company guaranty 6 5/8s, 2014		12,957,000	11,985,225
Grupo Televisa SA 144A sr. unsec. notes 6s, 2018
(Mexico)		1,235,000	1,200,383
Liberty Media, LLC sr. notes 5.7s, 2013		613,000	549,355
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		758,000	765,377
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		7,000	7,053
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)		1,752,000	1,204,500
Nielsen Finance LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 10s, 2014		743,000	766,219
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,384,000	2,384,000
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013		5,000	2,975
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		1,852,000	1,879,780
Rite Aid Corp. company guaranty 9 3/8s, 2015		1,114,000	746,380
Rite Aid Corp. sec. notes 7 1/2s, 2017		1,275,000	1,029,563
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		1,340,000	1,371,904
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		152,000	136,800
Young Broadcasting, Inc. company guaranty 10s, 2011		966,000	540,960
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		331,000	185,360
			57,345,555

Energy (4.2%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		5,575,000	5,463,500
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		1,310,000	1,136,425
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)		5,404,000	5,606,650
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		5,575,000	5,575,000
Complete Production Services, Inc. company guaranty
8s, 2016 (S)		2,195,000	2,192,256
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		3,895,000	3,826,838
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		945,000	996,975
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,295,000	1,288,525
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	819,000	1,178,659
El Paso Natural Gas Co. debs. 8 5/8s, 2022		$1,315,000	1,459,203
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		3,185,000	3,129,263
Forest Oil Corp. sr. notes 8s, 2011		3,730,000	3,841,900
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		1,280,000	1,176,320
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		740,000	774,203
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		800,000	824,592
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)		1,090,000	978,275
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		4,610,000	4,379,500
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		1,745,000	1,788,625
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		4,355,000	4,180,800
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014		825,000	841,500
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)		2,380,000	2,162,825
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		1,150,000	1,082,438
Massey Energy Co. sr. notes 6 5/8s, 2010		1,958,000	1,958,000
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		2,650,000	2,491,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,327,000	1,277,238
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		2,175,458	2,270,312
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		2,625,000	2,647,103
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,820,000	5,805,450

Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		1,761,250	1,797,204
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		1,140,000	1,124,727
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018		1,425,000	1,407,188
Pemex Project Funding Master Trust 144A notes 6 5/8s,
2038		3,000,000	2,947,500
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		1,352,000	1,385,800
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		3,595,000	3,379,516
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		1,070,000	1,131,525
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		1,440,000	1,303,200
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		535,000	539,013
Plains Exploration & Production Co. company guaranty
7s, 2017		580,000	556,800
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		2,215,000	2,209,463
SandRidge Energy, Inc. sr. notes 8s, 2018 (S)		1,530,000	1,537,650
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		2,449,000	2,571,450
			92,224,411

Financial (5.1%)
Banco Do Brasil 144A sr. unsec. 5.98s, 2017 (Cayman
Islands)	BRL	2,155,000	1,099,938
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. notes 6.369s, 2018 (Brazil)		$540,000	537,300
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		4,785,000	4,975,309
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.476s, 2012 (Cayman Islands)		9,655,313	9,313,650
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010 (S)		418,000	357,445
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		335,000	234,007
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012		2,179,000	1,492,129
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		375,000	269,465
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014 (S)		4,960,000	3,275,807
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		2,060,000	1,396,891
GMAC, LLC sr. unsec. unsub. notes FRN 4.882s, 2014		275,000	180,769
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		1,260,000	1,166,464
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (Jersey)	EUR	1,092,000	1,459,191
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$375,000	307,500
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		270,000	244,350
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		425,000	408,000
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 6.364s,
2011	RUB	150,000,000	6,432,000
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		$2,500,000	2,481,750
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.189s,
2012	INR	76,000,000	1,697,722
Lender Processing Services, Inc. 144A sr. unsec. notes
8 1/8s, 2016		$2,384,000	2,386,980
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		530,000	532,650
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,024,000	977,920
Liberty Mutual Insurance 144A notes 7.697s, 2097		2,900,000	2,460,557
Merrill Lynch & Co., Inc. notes 5.45s, 2013		3,285,000	3,082,971
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.12s,
2011		1,500,000	1,368,354
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		3,500,000	3,955,839
Morgan Stanley sr. unsec. bonds 6.188s, 2017	BRL	7,331,000	3,470,637
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$879,000	810,878
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		2,740,000	2,528,061
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Luxembourg)		1,000,000	965,480
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Luxembourg)		1,890,000	1,852,200
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Luxembourg)		1,800,000	1,775,160
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		2,850,000	2,826,032
USI Holdings Corp. 144A sr. unsec. notes FRN 6.551s,
2014		245,000	204,575
VTB Capital unsec. sub. notes FRN 6.315s, 2015
(Luxembourg)		10,275,000	10,168,140
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		7,596,000	7,064,280
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		3,035,000	2,822,550
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		7,265,000	7,382,693
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)		3,261,000	3,179,475
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		15,750,000	15,381,293
			112,526,412

Health Care (1.7%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		2,650,000	2,666,563
DaVita, Inc. company guaranty 6 5/8s, 2013 (S)		1,134,000	1,088,640
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		920,000	905,050
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016

(PIK)		2,340,000	2,410,200
HCA, Inc. sr. sec. notes 9 1/4s, 2016		2,730,000	2,811,900
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		1,766,000	1,465,780
HCA, Inc. sr. unsec. notes 5 3/4s, 2014		1,985,000	1,652,513
Omnicare, Inc. company guaranty 6 3/4s, 2013		1,210,000	1,137,400
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		3,350,000	3,065,250
Service Corporation International debs. 7 7/8s, 2013		465,000	461,513
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		3,922,000	3,725,900
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		1,210,000	943,800
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		400,000	350,000
Tenet Healthcare Corp. notes 7 3/8s, 2013		2,140,000	2,011,600
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011		2,158,000	2,066,285
US Oncology, Inc. company guaranty 9s, 2012		3,430,000	3,404,275
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		2,101,000	2,079,990
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		2,840,000	2,974,900
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		1,339,000	1,332,305
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		1,350,000	1,296,000
			37,849,864

Technology (1.0%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		2,334,000	2,013,075
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		1,248,000	1,132,560
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		685,000	626,775
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		2,266,000	1,841,125
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)		1,614,000	1,230,675
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)		1,613,000	1,254,108
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		4,018,000	4,043,113
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		2,300,000	2,262,625
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		81,000	51,840
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)		965,000	955,350
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)		1,040,000	982,800
Nortel Networks, Ltd. 144A company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)		787,000	779,130
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013		1,032,000	926,220
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		1,605,000	1,444,500
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		1,906,000	1,925,060
Travelport LLC company guaranty 9 7/8s, 2014		763,000	677,163
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		1,070,000	1,070,000
			23,216,119

Utilities & Power (2.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		565,000	553,700
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		1,657,000	1,721,209
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,278,441
Colorado Interstate Gas Co. debs. 6.85s, 2037		2,495,000	2,365,228
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		654,000	650,730
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		760,000	754,300
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,125,000	1,049,063
Edison Mission Energy sr. unsec. notes 7s, 2017		785,000	733,975
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	3,314,200
Florida Power Corp. 1st mtge. sec. bond 5.65s, 2018		325,000	327,992
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		490,000	482,650
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		6,397,000	6,293,049
NRG Energy, Inc. sr. notes 7 3/8s, 2016		1,015,000	955,369
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		5,195,000	5,610,600
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		2,558,000	2,641,135
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		1,165,000	1,210,840
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		1,500,000	1,564,172
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		221,000	222,434
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		1,052,000	1,108,422
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		520,000	507,134
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		3,235,000	3,307,788
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011		61,000	62,691
Vattenfall Treasury AB company guaranty unsec. unsub.
FRB 5 1/4s, 2049 (Sweden)	EUR	819,000	1,152,604
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	3,125,000	4,573,165
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017		$605,000	605,000
			43,045,891

Total corporate bonds and notes (cost $565,028,180)			$538,662,304

FOREIGN GOVERNMENT BONDS AND NOTES (13.8%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$1,585,000	$1,224,413
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	9,800,000	2,107,000
Argentina (Republic of) bonds FRB zero %, 2013		$6,903,000	3,285,828
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		4,834,020	3,685,940
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		3,230,000	2,256,963
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.092s, 2012		28,204,375	23,740,408
Brazil (Federal Republic of) bonds 6s, 2017		4,050,000	4,131,000
Brazil (Federal Republic of) notes 10s, 2012	BRL	324,300	1,868,560
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,516,000	7,400,602
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,866,993
Colombia (Republic of) notes 10s, 2012 (S)		$8,869,000	10,276,954
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		1,960,000	2,121,700
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2017		1,315,000	1,430,063
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012		7,002,096	7,142,138
Ecuador (Republic of) regs notes 9 3/8s, 2015		500,000	515,000
Germany (Federal Republic of) bonds Ser. 2, 5s, 2012	EUR	9,780,000	15,558,550
Ghana (Republic of) bonds 8 1/2s, 2017		$1,255,000	1,287,128
Indonesia (Republic of) bonds 14.275s, 2013	IDR	10,328,000,000	1,162,830
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	30,671,000,000	3,474,718
Indonesia (Republic of) sr. unsec. unsub. bonds Ser.
JUN, 6 3/4s, 2014		$1,310,000	1,311,638
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		3,255,000	2,738,269
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		1,875,000	1,762,500
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	215,701
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	599,500,000	5,755,754
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	1,516,515,000	14,382,719
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	8,681,962,500	81,685,112
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	72,676,000	6,634,764
Peru (Republic of) bonds 8 3/4s, 2033		$2,510,000	3,225,350
Russia (Federation of) unsub. 5s, 2030		10,344,322	11,598,571
South Africa (Republic of) notes 5 7/8s, 2022		1,805,000	1,678,650
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	215,045,000	39,477,205
Turkey (Republic of) notes 6 7/8s, 2036		$10,535,000	8,704,544
Ukraine (Government of) 144A bonds 6 3/4s, 2017		3,825,000	3,404,250
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016 (S)		2,530,000	2,327,600
United Mexican States bonds Ser. MTN, 8.3s, 2031		7,635,000	9,581,925
Venezuela (Republic of) notes 10 3/4s, 2013		8,290,000	8,621,600
Venezuela (Republic of) unsec. note FRN Ser. REGS,
3.908s, 2011		3,250,000	2,925,000
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		5,180,000	4,901,575

Total foreign government bonds and notes (cost $290,417,204)			$305,469,515

ASSET-BACKED SECURITIES (13.5%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.173s, 2035		$720,000	$360,000
FRB Ser. 05-4, Class A2C, 2.693s, 2035		151,000	135,900
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 2.633s, 2036		478,000	277,240
FRB Ser. 06-HE3, Class A2C, 2.633s, 2036		429,000	336,737
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 4.233s, 2033		1,012,718	222,798
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	2,407,833
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	1,288,841
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 4.753s, 2033		112,115	15,696
FRB Ser. 06-W4, Class A2C, 2.643s, 2036		761,000	536,505
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 3.483s, 2033		1,135,720	590,574
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.673s, 2036		166,168	144,412
FRB Ser. 06-HE4, Class A5, 2.643s, 2036		540,000	405,000
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.182s, 2033		1,856,631	1,652,402
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.733s, 2034		1,703,000	1,198,124
FRB Ser. 06-PC1, Class M9, 4.233s, 2035		885,000	66,641
FRB Ser. 05-HE1, Class M3, 3.413s, 2035		1,007,000	332,310
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 4.733s, 2036		1,582,000	122,249
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		4,443,846	2,886,278
Ser. 00-A, Class A2, 7.575s, 2030		957,256	563,058
Ser. 99-B, Class A4, 7.3s, 2016		4,821,274	2,546,597
Ser. 99-B, Class A3, 7.18s, 2015		7,141,565	4,286,367
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		1,000,000	982,852
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.551s, 2010		3,730,000	3,727,606
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 4.983s, 2035		1,384,000	138,400
FRB Ser. 05-HE4, Class M12, 4.533s, 2035		1,897,622	94,881
FRB Ser. 05-OPT1, Class M1, 2.903s, 2035		212,735	140,147
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032		24,040,611	20,224,164
Ser. 00-5, Class A7, 8.2s, 2032		492,000	382,382

Ser. 00-1, Class A5, 8.06s, 2031		3,416,309	2,733,047
Ser. 00-4, Class A5, 7.97s, 2032		1,395,404	1,032,180
Ser. 01-3, Class M2, 7.44s, 2033		421,108	22,150
Ser. 01-4, Class A4, 7.36s, 2033		1,543,180	1,449,972
Ser. 00-6, Class A5, 7.27s, 2031		541,574	492,940
Ser. 01-1, Class A5, 6.99s, 2032		12,606,808	11,647,190
Ser. 01-3, Class A4, 6.91s, 2033		19,826,946	18,643,277
Ser. 02-1, Class A, 6.681s, 2033		5,466,656	5,374,412
FRB Ser. 01-4, Class M1, 4.221s, 2033		2,391,000	1,031,477
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.003s, 2035		226,000	149,160
FRB Ser. 05-14, Class 3A2, 2.723s, 2036		131,059	116,643
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		3,427,000	2,398,900
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		610,000	527,217
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.153s, 2035		410,000	102,500
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.633s, 2036		790,000	669,306
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 3.732s,
2038 (Cayman Islands)		1,229,000	135,190
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.813s, 2036		1,107,000	764,051
FRB Ser. 06-2, Class 2A3, 2.653s, 2036		1,320,000	1,009,800
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 4.483s,
2037 (Cayman Islands)		614,000	503,480
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		3,514,000	3,284,839
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	5,647,356	10,656,349
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	14,974,880
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$6,428,633	6,121,987
Ser. 94-4, Class B2, 8.6s, 2019		2,803,648	1,762,093
Ser. 93-1, Class B, 8.45s, 2018		2,100,215	1,792,324
Ser. 99-5, Class A5, 7.86s, 2030		26,422,565	22,485,603
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,459,462
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,351,512
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,518,445
Ser. 95-F, Class B2, 7.1s, 2021		365,985	274,489
Ser. 99-3, Class A7, 6.74s, 2031		3,957,000	3,676,053
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		300,177	251,567
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		12,849,970	10,922,475
Ser. 99-5, Class M1A, 8.3s, 2026		343,000	308,974
Ser. 99-5, Class A4, 7.59s, 2028		263,029	257,769
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,004,645	3,001,340
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.633s, 2036		1,965,000	1,262,439
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 4.483s, 2030 (Cayman Islands)		2,453,000	1,266,484
FRB Ser. 05-1A, Class E, 4.283s, 2030 (Cayman Islands)		537,087	359,848
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.813s, 2036		551,000	358,150
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 4.733s, 2035		690,000	48,300
FRB Ser. 06-FRE1, Class A4, 2.773s, 2035		470,000	321,950
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 2.693s, 2037		5,706,821	4,118,612
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.481s, 2036 (Cayman
Islands) (F)		11,120,000	5,555,939
FRB Ser. 02-1A, Class FFL, 5.231s, 2037 (Cayman
Islands)		7,500,000	3,525,000
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.103s, 2035		1,150,000	483,000
FRB Ser. 06-4, Class 2A4, 2.743s, 2036		532,000	264,232
FRB Ser. 06-1, Class 2A3, 2.673s, 2036		602,000	508,690
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.684s, 2039 (United Kingdom)	GBP	6,500,000	11,967,920
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 5.733s, 2032		$6,357,565	4,577,447
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 2.633s, 2036		278,000	197,077
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		1,005,637	840,021
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 5.683s, 2034		887,253	310,539
FRB Ser. 05-HE2, Class M5, 3.163s, 2035		720,000	216,000
FRB Ser. 05-HE1, Class M3, 3.003s, 2034		720,000	324,000
FRB Ser. 06-NC4, Class M2, 2.783s, 2036		1,007,000	100,700
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 5.646s, 2038 (Cayman Islands)		2,000,000	1,589,400
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		377,086	340,246
Ser. 04-B, Class C, 3.93s, 2012		451,012	409,131
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	628,503
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	725,215
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 4.533s, 2033		60,363	4,829
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.643s, 2036		663,000	578,070
FRB Ser. 06-2, Class A2C, 2.633s, 2036		663,000	500,364
Oakwood Mortgage Investors, Inc.

Ser. 96-C, Class B1, 7.96s, 2027		1,188,535	688,637
Ser. 99-D, Class A1, 7.84s, 2029		6,639,234	5,373,132
Ser. 02-B, Class A4, 7.09s, 2032		2,780,247	2,592,025
Ser. 99-B, Class A4, 6.99s, 2026		7,309,472	6,512,740
Ser. 01-D, Class A4, 6.93s, 2031		165,593	112,339
Ser. 01-C, Class A2, 5.92s, 2017		8,482,496	3,336,166
Ser. 02-C, Class A1, 5.41s, 2032 (F)		9,902,943	8,330,021
Ser. 01-C, Class A1, 5.16s, 2012		760,031	270,267
Ser. 01-E, Class A2, 5.05s, 2019		5,992,824	4,135,048
Ser. 02-A, Class A2, 5.01s, 2020		435,025	350,412
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		664,087	542,692
FRB Ser. 01-B, Class A2, 2.846s, 2018		282,695	214,453
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 9.216s, 2018 (Ireland)		5,793,000	5,097,840
FRB Ser. 05-A, Class E, 7.316s, 2012 (Ireland)		1,317,000	1,059,131
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 4.983s, 2035		1,809,000	198,990
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 3.313s, 2036		465,000	130,200
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 4.983s, 2034		422,562	25,354
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.613s, 2036		1,065,000	852,000
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	6,492,000	12,780,694
FRB Ser. 3, Class 3C, 3.846s, 2042 (United Kingdom)		$3,300,000	3,269,153
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.673s, 2036		636,224	548,872
FRB Ser. 07-RZ1, Class A2, 2.643s, 2037		657,000	482,962
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 3.213s, 2035		1,635,000	654,000
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 5.233s, 2035		1,523,000	30,460
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		123,233	49
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		73,702	7
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.133s, 2035		720,000	216,000
FRB Ser. 07-NC2, Class A2B, 2.623s, 2037		616,000	415,800
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 2.693s, 2036		1,124,000	528,842
FRB Ser. 06-FRE1, Class A2B, 2.663s, 2036		542,000	379,400
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.653s, 2036		532,000	412,300
FRB Ser. 06-3, Class A3, 2.643s, 2036		1,974,000	1,561,006
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 4.983s, 2036		1,086,000	32,580
South Coast Funding 144A FRB Ser. 3A, Class A2,
3.916s, 2038 (Cayman Islands)		2,070,000	10,350
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.743s, 2036		532,000	257,553
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 4.983s, 2035		2,060,000	43,744
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.318s, 2015		10,871,385	10,120,585
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		268,047	25,669
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		3,688,000	2,043,853
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		2,403,000	1,932,493
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
2.803s, 2037		235,000	116,540
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.82s, 2044 (United Kingdom)		1,277,534	921,741

Total asset-backed securities (cost $351,800,943)			$299,957,253

SENIOR LOANS (10.1%)(a)(c)
		Principal amount	Value

Basic Materials (1.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
4.563s, 2013		$1,499,932	$1,295,566
Domtar Corp. bank term loan FRN 3.779s, 2014 (Canada)		1,428,896	1,376,653
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.449s, 2013		4,417,347	4,164,732
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
4.465s, 2012		1,086,250	1,024,131
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.587s, 2014		1,427,825	1,375,769
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 5.063s, 2013		84,150	75,465
Huntsman International, LLC bank term loan FRN Ser. B,
4.233s, 2012		6,105,000	5,649,671
Momentive Performance Materials, Inc. bank term loan
FRN 4 3/4s, 2013		1,342,578	1,225,774
NewPage Holding Corp. bank term loan FRN 6.563s, 2014		1,187,035	1,177,242
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014		921,164	875,873
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014		2,026,561	1,926,921
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.399s, 2012		3,186,513	3,063,606
Smurfit-Stone Container Corp. bank term loan FRN

5.22s, 2010	271,070	262,185
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 4.637s, 2011	280,180	270,996
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 4.644s, 2011	532,219	514,774
		24,279,358

Capital Goods (0.7%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	398,010	392,813
Allied Waste Industries, Inc. bank term loan FRN
4.268s, 2012	661,990	653,347
Berry Plastics Holding Corp. bank term loan FRN
4.784s, 2015	594,000	536,297
Graham Packaging Co., LP bank term loan FRN 4.982s,
2011	395,000	378,213
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.1s, 2014	251,031	235,185
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.801s, 2014	4,797,449	4,494,610
Hexcel Corp. bank term loan FRN Ser. B, 4.879s, 2012	1,796,015	1,760,094
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.564s, 2014	1,425,289	1,348,086
Polypore, Inc. bank term loan FRN Ser. B, 4.74s, 2014	1,030,694	986,890
Sensata Technologies BV bank term loan FRN 4.663s,
2013 (Netherlands)	564,724	521,899
Sequa Corp. bank term loan FRN 6.025s, 2014	1,713,521	1,628,916
Transdigm, Inc. bank term loan FRN 4.801s, 2013	1,855,000	1,797,612
Wesco Aircraft Hardware Corp. bank term loan FRN
5.06s, 2013	618,000	598,301
		15,332,263

Communication Services (0.9%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.564s, 2015	3,110,166	3,087,617
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 5.232s, 2015	3,243,000	3,219,488
Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013	102,477	100,826
Crown Castle International Corp. bank term loan FRN
4.301s, 2014	307,443	292,392
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	2,055,000	1,835,189
Intelsat Corp. bank term loan FRN Ser. B2, 5.184s, 2011	1,075,454	1,019,441
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.184s,
2013	1,075,777	1,019,748
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.184s,
2013	1,075,454	1,019,441
Intelsat, Ltd. bank term loan FRN 5.688s, 2014
(Bermuda)	1,987,780	1,749,247
Intelsat, Ltd. bank term loan FRN Ser. B, 5.184s, 2013
(Bermuda)	2,610,250	2,535,205
Level 3 Communications, Inc. bank term loan FRN
4.893s, 2014	618,000	569,951
MetroPCS Wireless, Inc. bank term loan FRN 4.989s, 2013	1,597,371	1,524,740
PAETEC Holding Corp. bank term loan FRN 5.363s, 2013	294,263	281,021
PAETEC Holding Corp. bank term loan FRN Ser. B1,
4.983s, 2013	602,659	575,539
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.49s, 2013	1,064,059	1,017,506
West Corp. bank term loan FRN 5.092s, 2013	616,439	563,602
		20,410,953

Consumer Cyclicals (2.3%)
Allison Transmission bank term loan FRN Ser. B,
5.333s, 2014	1,686,802	1,501,605
Aramark Corp. bank term loan FRN 4.83s, 2014	36,916	34,806
Aramark Corp. bank term loan FRN Ser. B, 4.676s, 2014	581,084	547,870
Cenveo, Inc. bank term loan FRN Ser. C, 4.551s, 2014	965,554	905,207
Cenveo, Inc. bank term loan FRN Ser. DD, 4.551s, 2014	32,173	30,163
Claire's Stores, Inc. bank term loan FRN 5.445s, 2014	1,485,597	1,074,272
Dana Corp. bank term loan FRN 6 3/4s, 2015	1,873,585	1,708,086
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.814s, 2014	1,770,000	1,726,488
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.93s, 2014	885,000	619,500
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.65s, 2014	2,337,717	1,640,299
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.714s, 2014	872,283	612,052
Golden Nugget, Inc. bank term loan FRN Ser. B, 4.49s,
2014	404,091	367,723
Golden Nugget, Inc. bank term loan FRN Ser. DD,
1 3/4s, 2014 (U)	230,909	210,127
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.502s, 2011	1,516,000	1,494,208
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	6,918,000	6,256,466
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.919s, 2015	616,455	562,087
Isle of Capri Casinos, Inc. bank term loan FRN 4.551s,
2014	825,000	730,812
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4.551s, 2014	248,750	220,351
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,

4.551s, 2014	330,000	292,325
Landsource Communities/NWHL Investment bank term loan
FRN 6 3/4s, 2013	1,764,093	1,294,403
Lear Corp bank term loan FRN 5.133s, 2013	4,157,548	3,790,299
Michaels Stores, Inc. bank term loan FRN Ser. B,
4.872s, 2013	1,425,528	1,182,297
National Bedding Co. bank term loan FRN 4.605s, 2011	287,273	229,818
Navistar Financial Corp. bank term loan FRN 5.754s,
2012	894,133	843,838
Navistar International Corp. bank term loan FRN
6.234s, 2012	2,458,867	2,320,555
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
4.422s, 2013	1,982,859	1,886,195
R.H. Donnelley, Inc. bank term loan FRN 6.583s, 2011	2,117,514	2,074,833
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.601s, 2014	1,678,750	1,457,365
Realogy Corp. bank term loan FRN 5.32s, 2013 (R)	845,250	716,048
Realogy Corp. bank term loan FRN Ser. B, 5.475s, 2013
(R)	3,139,500	2,659,605
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.469s, 2013	917,500	760,761
Tribune Co. bank term loan FRN Ser. B, 5.482s, 2014	3,836,250	2,881,983
TRW Automotive, Inc. bank term loan FRN Ser. B,
4.218s, 2014	754,300	728,371
United Components, Inc. bank term loan FRN Ser. D,
4.698s, 2012	1,703,598	1,626,937
Visant Holding Corp. bank term loan FRN Ser. C,
5.171s, 2010	1,354,173	1,330,475
Visteon Corp. bank term loan FRN Ser. B, 7.2s, 2013	4,965,000	3,979,760
Yankee Candle Co., Inc. bank term loan FRN 4.805s, 2014	366,010	332,383
		50,630,373

Consumer Staples (2.5%)
Affinion Group, Inc. bank term loan FRN Ser. B, 5.17s,
2013	4,063,460	3,914,465
Cablevision Systems Corp. bank term loan FRN 4.225s,
2013	5,453,480	5,172,309
Cebridge Connections, Inc. bank term loan FRN Ser. B,
4.724s, 2013	2,920,500	2,731,398
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	987,525	981,353
Charter Communications, Inc. bank term loan FRN
5.301s, 2014	900,000	744,750
Charter Communications, Inc. bank term loan FRN 4.9s,
2014	7,314,724	6,408,693
Cinemark USA, Inc. bank term loan FRN 4.482s, 2013	1,796,401	1,707,704
Citadel Communications bank term loan FRN Ser. B,
4.284s, 2014	705,000	609,825
Dean Foods Co. bank term loan FRN Ser. B, 4.305s, 2014	3,019,500	2,851,163
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	1,400,000	1,389,850
Idearc, Inc. bank term loan FRN Ser. B, 4.787s, 2014	5,449,731	4,344,645
Insight Midwest, LP bank term loan FRN Ser. B, 4.69s,
2014	1,446,879	1,387,404
Jarden Corp. bank term loan FRN Ser. B1, 4.551s, 2012	1,069,397	1,017,710
Jarden Corp. bank term loan FRN Ser. B2, 4.551s, 2012	470,296	447,565
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.227s, 2015	1,840,315	1,682,738
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 4.227s, 2015	531,900	486,689
MGM Studios, Inc. bank term loan FRN Ser. B, 5.946s,
2011	4,312,000	3,520,442
Paxson Communications Corp. bank term loan FRN Ser. B,
5.963s, 2012	1,030,000	824,000
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.37s, 2014	1,901,894	1,768,286
Prestige Brands, Inc. bank term loan FRN Ser. B,
4 3/4s, 2011	1,533,898	1,503,220
Rental Service Corp. bank term loan FRN 6.23s, 2013	2,045,000	1,719,078
Rite-Aid Corp. bank term loan FRN Ser. B, 4.227s, 2014	433,913	389,436
Six Flags Theme Parks bank term loan FRN 4.873s, 2015	2,619,208	2,304,085
Spectrum Brands, Inc. bank term loan FRN 2.309s, 2013	115,386	109,083
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.633s, 2013	2,067,748	1,960,914
Universal City Development Partners bank term loan FRN
Ser. B, 4.411s, 2011	3,780,377	3,666,966
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.124s, 2014	983,000	805,814
VNU Group BV bank term loan FRN Ser. B, 4.734s, 2013
(Netherlands)	616,436	573,836
Warner Music Group bank term loan FRN Ser. B, 4.646s,
2011	901,527	852,694
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.189s, 2012	319,938	287,944
		56,164,059

Energy (0.2%)
CR Gas Storage bank term loan FRN 4.232s, 2013	91,197	87,473
CR Gas Storage bank term loan FRN 4.198s, 2013	220,778	211,763
CR Gas Storage bank term loan FRN Ser. B, 4.534s, 2013	1,363,906	1,308,213
CR Gas Storage bank term loan FRN Ser. DD, 4.227s, 2013	149,553	143,446
Enterprise GP Holdings, LP bank term loan FRN 4.853s,
2014	1,000,000	984,375
EPCO Holding, Inc. bank term loan FRN Ser. A, 3.858s,
2012	1,000,000	967,500
Hercules Offshore, Inc. bank term loan FRN Ser. B,

4.45s, 2013	263,013	254,246
MEG Energy Corp. bank term loan FRN 4.8s, 2013 (Canada)	488,750	466,451
MEG Energy Corp. bank term loan FRN Ser. DD, 4.8s,
2013 (Canada)	498,125	476,124
Petroleum Geo-Services ASA bank term loan FRN 4.55s,
2015 (Norway)	572,000	550,074
		5,449,665

Financial (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.6s, 2010 (R)	430,000	384,223
Hub International, Ltd. bank term loan FRN Ser. B,
5.196s, 2014	567,606	525,745
Hub International, Ltd. bank term loan FRN Ser. DD,
5.196s, 2014 (U)	127,505	118,102
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.483s, 2014	1,630,913	1,519,195
		2,547,265

Health Care (0.7%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 4.859s, 2014	2,340,902	2,203,599
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 1/2s, 2014 (U)	121,079	113,977
Davita, Inc. bank term loan FRN Ser. B, 4.084s, 2012	1,194,000	1,145,494
Health Management Associates, Inc. bank term loan FRN
4.551s, 2014	5,307,660	4,925,509
Healthsouth Corp. bank term loan FRN Ser. B, 5.29s,
2013	1,675,339	1,580,203
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.163s, 2014	1,465,780	1,282,557
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	115,819	109,545
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.483s, 2014	1,255,223	1,187,232
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.483s, 2014	434,321	410,795
LifePoint, Inc. bank term loan FRN Ser. B, 4.274s, 2012	1,191,232	1,158,473
Mylan, Inc. bank term loan FRN Ser. B, 5 3/4s, 2014	641,775	634,655
Sun Healthcare Group, Inc. bank term loan FRN 2.596s,
2014	103,035	95,823
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.789s, 2014	478,055	444,591
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.912s, 2014	63,662	59,206
Vanguard Health Systems, Inc. bank term loan FRN
5.051s, 2011	970,397	932,794
		16,284,453

Technology (0.6%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 4.748s, 2013	730,000	645,138
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 4.465s, 2013	196,000	189,569
Compucom Systems, Inc. bank term loan FRN 5.99s, 2014	878,363	812,485
First Data Corp. bank term loan FRN Ser. B1, 5.261s,
2014	1,431,725	1,312,355
First Data Corp. bank term loan FRN Ser. B3, 5.552s,
2014	1,948,813	1,788,848
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.963s, 2014 (Singapore)	786,468	716,014
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.947s, 2014 (Singapore)	2,736,907	2,491,727
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.209s, 2013	405,939	366,462
JDA Software Group, Inc. bank term loan FRN Ser. B,
5.072s, 2013	160,995	153,348
Sabre Holdings Corp. bank term loan FRN 4.691s, 2014	1,117,579	916,814
SunGard Data Systems, Inc. bank term loan FRN 4.508s,
2014	3,035,814	2,869,983
Travelport bank term loan FRN 5.196s, 2013	27,034	24,241
Travelport bank term loan FRN Ser. B, 4.733s, 2013	381,616	342,183
Travelport bank term loan FRN Ser. DD, 4.733s, 2013	369,252	331,588
		12,960,755

Transportation (0.3%)
Ceva Group PLC bank term loan FRN 7.38s, 2015
(Netherlands)	7,800,000	5,616,000
Delta Airlines, Inc. bank term loan FRN 4.897s, 2012	13,500	11,084
UAL Corp. bank term loan FRN Ser. B, 4.779s, 2014	519,722	385,461
		6,012,545

Utilities & Power (0.7%)
Dynegy Holdings, Inc. bank term loan FRN 3.983s, 2013	3,090,000	2,899,965
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.235s, 2014	2,790,526	2,580,461
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.262s, 2014	2,900,425	2,680,175
NRG Energy, Inc. bank term loan FRN 7.84s, 2014 (U)	730,000	693,500
NRG Energy, Inc. bank term loan FRN 4.346s, 2014	1,094,229	1,040,277
NRG Energy, Inc. bank term loan FRN 4.301s, 2014	2,233,861	2,123,718
Reliant Energy, Inc. bank term loan FRN 2.339s, 2014	1,820,000	1,724,292
		13,742,388

Total senior loans (cost $238,894,926)		$223,814,077

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		$81,033,000	$2,274,596
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		81,033,000	4,451,953
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.41%
versus the three month USD-LIBOR-BBA maturing on
August 5, 2018.	Aug-08/4.41		31,506,000	867,990
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03		138,600,000	5,937,624
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		81,033,000	2,274,596
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.41% versus the three month USD-LIBOR-BBA maturing
on August 5, 2018.	Aug-08/4.41		31,506,000	122,873
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03		138,600,000	5,887,728
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		81,033,000	4,451,953
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37		81,033,000	2,238,942
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37		81,033,000	4,507,866

Total purchased options outstanding (cost $32,258,146)				$33,016,121

SHORT-TERM INVESTMENTS (3.9%)(a)
			Principal
			amount/shares	Value

Egypt Treasury Bills for an effective yield of 10.02%,
December 2, 2008		EGP	20,250,000	$3,639,258
Egypt Treasury Bills for an effective yield of 9.52%,
September 2, 2008		EGP	35,400,000	6,533,768
Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 3.75% and
due dates ranging from July 1, 2008 to August 19, 2008
(d)			$21,708,837	21,684,200
U.S. Treasury Bills with effective yields ranging from
1.33% to 1.98%, September 18, 2008 (SEG)			54,841,000	54,674,941

Total short-term investments (cost $86,474,541)				$86,532,167

TOTAL INVESTMENTS

Total investments (cost $4,581,907,986) (b)				$4,521,491,804

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08 (aggregate face value $446,835,624) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$97,666,806	$93,517,174	7/16/08	$4,149,632
British Pound	40,127,055	39,534,311	9/17/08	592,744
Canadian Dollar	2,909,235	2,920,160	7/16/08	(10,925)
Danish Krone	2,255,617	2,211,429	9/17/08	44,188
Euro	140,030,042	138,541,185	9/17/08	1,488,857
Japanese Yen	5,796,552	5,708,311	8/20/08	88,241
Malaysian Ringgit	8,301,229	8,530,917	8/20/08	(229,688)
Mexican Peso	2,112,604	2,051,227	7/16/08	61,377
New Zealand Dollar	28,486	29,138	7/16/08	(652)
Norwegian Krone	108,386,044	107,647,466	9/17/08	738,578
Polish Zloty	18,991,105	18,395,203	9/17/08	595,902
Swiss Franc	28,017,249	27,749,103	9/17/08	268,146

Total				$7,786,400

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08 (aggregate face value $504,921,126) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,044,288	$6,616,318	7/16/08	$(427,970)
British Pound	23,194,858	23,044,082	9/17/08	(150,776)
Canadian Dollar	73,997,997	74,039,724	7/16/08	41,727
Euro	220,382,275	217,612,953	9/17/08	(2,769,322)
Hungarian Forint	16,839,257	15,972,922	9/17/08	(866,335)
Japanese Yen	26,196,422	26,169,816	8/20/08	(26,606)
South African Rand	5,725,623	5,605,302	7/16/08	(120,321)
South Korean Won	3,322,701	3,336,208	8/20/08	13,507
Swedish Krona	98,034,372	97,770,702	9/17/08	(263,670)
Swiss Franc	35,504,113	34,753,099	9/17/08	(751,014)

Total				$(5,320,780)

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	508	$341,669,484	Sep-08	$(1,024,673)
Canadian Government Bond 10 yr (Long)	44	5,080,283	Sep-08	(30,910)
Euro-Bobl 5 yr (Long)	1,370	228,232,303	Sep-08	(3,072,624)
Euro-Bund 10 yr (Long)	1,879	327,202,846	Sep-08	(3,569,499)
Euro-Dollar 90 day (Short)	518	124,928,650	Jun-09	904,254
Euro-Dollar 90 day (Short)	1,289	310,052,838	Sep-09	2,439,382
Euro-Dollar 90 day (Short)	2,700	647,561,250	Dec-09	5,739,844
Euro-Dollar 90 day (Short)	85	20,345,813	Mar-10	122,332
Euro-Schatz 2 yr (Short)	1,451	233,831,033	Sep-08	(478,766)
Japanese Government Bond 10 yr (Long)	350	447,156,197	Sep-08	3,409,475
Japanese Government Bond 10 yr Mini (Long)	2	255,122	Sep-08	1,596
Sterling Interest Rate 90 day (Long)	157	36,681,545	Dec-09	(397,146)
Sterling Interest Rate 90 day (Long)	1,628	380,650,523	Jun-09	(4,688,565)
Sterling Interest Rate 90 day (Long)	1,017	237,815,008	Sep-09	(2,696,828)
Sterling Interest Rate 90 day (Long)	286	66,846,098	Mar-09	(799,484)
U.K. Gilt 10 yr (Long)	116	24,136,137	Sep-08	(465,056)
U.S. Treasury Bond 20 yr (Long)	8,898	1,028,553,188	Sep-08	10,411,116
U.S. Treasury Note 10 yr (Long)	65	7,404,922	Sep-08	5,972
U.S. Treasury Note 5 yr (Short)	8,368	925,121,625	Sep-08	1,417,016
U.S. Treasury Note 2 yr (Short)	23,563	4,976,579,234	Sep-08	(13,147,445)

Total				$(5,920,009)

WRITTEN OPTIONS OUTSTANDING at 6/30/08 (premiums received $4,629,472) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$29,188,000	Dec-08/5.00	$996,769
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	21,412,000	May-12/5.51	1,356,236
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	29,188,000	Dec-08/5.00	555,448
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	21,412,000	May-12/5.51	936,347
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	10,706,000	May-12/5.515	681,116
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,282,500	May-12/5.52	272,795
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	10,706,000	May-12/5.515	466,889
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,282,500	May-12/5.52	185,989

Total			$5,451,589

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08 (proceeds receivable $1,317,028,945) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2038	$1,017,000,000	7/14/08	$1,002,062,813
FNMA, 5s, July 1, 2038	334,000,000	7/14/08	320,039,835

Total			$1,322,102,648

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$42,000,000		$--	1/27/14	4.35%	3 month USD-LIBOR-BBA	$(577,908)

	223,264,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(1,287,719)

	77,578,000		--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(75,704)

	185,536,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	5,601,058

	5,000,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	77,590

	46,300,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(271,839)

Citibank, N.A.
JPY	4,864,700,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(576,601)

	$59,890,000		--	9/29/13	5.078%	3 month USD-LIBOR-BBA	(2,961,456)

	21,000,000		--	9/17/09	3 month USD-LIBOR-BBA	4.765%	648,298

	70,920,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(3,035,675)

	124,384,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(2,577,279)

	60,418,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(1,024,760)

	62,086,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,285,744)

	148,961,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(3,102,621)

AUD	51,020,000		--	12/11/17	6 month AUD-BBR-BBSW	7.04%	(1,390,299)

Citibank, N.A., London
JPY	6,200,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	441,294

Credit Suisse First Boston International
	$42,918,600		--	7/9/14	4.945%	3 month USD-LIBOR-BBA	(2,008,936)

Credit Suisse International
CHF	23,610,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(833,518)

CHF	104,340,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	1,334,361

CHF	109,340,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	1,246,680

CHF	24,810,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(911,631)

	$2,584,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(127,094)

	4,600,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	254,044

	34,608,470		--	11/6/17	4.97021%	3 month USD-LIBOR-BBA	(975,422)

EUR	120,880,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	9,809,243

Deutsche Bank AG
	$24,344,349		--	8/2/32	5.86%	3 month USD-LIBOR-BBA	(3,567,867)

	21,693,259		--	8/2/22	3 month USD-LIBOR-BBA	5.7756%	2,517,800

EUR	19,890,000	(E)	--	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	410,668

EUR	180,170,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(3,819,272)

EUR	153,970,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	4,476,317

EUR	43,140,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(1,047,653)

GBP	78,085,000		--	6/26/10	6 month GBP-LIBOR-BBA	6.18%	(152,273)

ZAR	52,785,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(578,483)

	$10,536,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	581,871

	7,300,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	253,982

Goldman Sachs Capital Markets, L.P.
	48,888,992		--	8/1/32	5.919%	3 month USD-LIBOR-BBA	(7,602,467)

	43,565,000		--	8/1/22	3 month USD-LIBOR-BBA	5.845%	5,394,931

	24,344,349		--	8/12/32	5.689%	3 month USD-LIBOR-BBA	(2,959,644)

	21,693,259		--	8/12/22	3 month USD-LIBOR-BBA	5.601%	2,110,849

Goldman Sachs International
SEK	394,630,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(1,524,641)

SEK	94,520,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	586,136

	$105,536,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(2,384,190)

EUR	103,570,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(3,388,589)

GBP	86,280,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(3,023,452)

GBP	20,880,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	1,937,571

	$35,010,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	1,506,604

	201,331,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(6,805,512)

CHF	167,240,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	1,440,408

CHF	38,210,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(1,062,734)

	$424,238,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(6,031,604)

CHF	53,300,000		--	4/1/10	2.9%	6 month CHF-LIBOR-BBA	440,334

CHF	12,140,000		--	4/2/18	6 month CHF-LIBOR-BBA	3.44%	(317,136)

	$58,036,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	920,036

	87,142,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	833,795

	300,300,000		--	3/10/10	4.779%	3 month USD-LIBOR-BBA	(10,673,503)

JPY	16,640,830,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(217,833)

JPY	3,660,980,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	64,918

JPY	3,003,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(522,671)

	$329,900,000	(E)	--	3/8/12	3 month USD-LIBOR-BBA	4.99%	1,976,101

	9,430,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(380,641)

	4,600,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(212,152)

	12,940,000		--	9/14/09	3 month USD-LIBOR-BBA	4.717%	394,582

	219,058,200		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	6,759,899

	333,932,000		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	9,358,166

	93,119,100		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(4,822,467)

GBP	8,940,000	(E)	--	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(509,095)

CHF	83,370,000		--	2/4/13	6 month CHF-LIBOR-BBA	2.8125%	(2,846,672)

EUR	54,070,000		--	2/4/13	4.0525%	6 month EUR-EURIBOR-Reuters	3,910,848

GBP	8,940,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(400,398)

JPMorgan Chase Bank, N.A.
	$649,451,000		--	4/27/09	5.034%	3 month USD-LIBOR-BBA	(12,652,418)

	16,234,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	62,407

	77,188,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(326,807)

	65,961,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(1,212,382)

	336,858,000		--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(7,379,073)

	146,495,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(5,597,991)

	352,958,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(4,518,457)

	151,351,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(3,940,745)

	3,204,000		--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	38,010

	167,525,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(948,597)

	98,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,018,312)

	33,130,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(1,346,361)

	46,090,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(1,963,882)

	3,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	37,274

	113,000,000		--	5/10/15	3 month USD-LIBOR-BBA	4.687%	1,814,534

	49,000,000		--	5/10/35	5.062%	3 month USD-LIBOR-BBA	(826,054)

	15,300,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	861,524

	12,715,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(830,057)

	5,812,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(367,038)

	62,800,000		--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(3,659,836)

	102,399,000		--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(7,794,672)

JPY	21,270,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(3,355,501)

	$452,683,600		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	12,769,073

	126,203,300		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(6,545,008)

	6,961,000		--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(406,406)

	171,199,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(3,946,647)

	3,640,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	127,126

	60,418,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(1,034,134)

	62,086,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(2,319,277)

	263,238,000		--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(1,683,808)

	138,200,000		--	12/11/17	3 month USD-LIBOR-BBA	4.65%	201,779

	40,100,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	804,356

	22,600,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,887,703

	200,033,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(3,748,016)

	79,166,000		--	2/5/18	3 month USD-LIBOR-BBA	4.28%	(1,298,598)

Lehman Brothers Special Financing, Inc.
	15,251,000		91,729	2/26/18	4.65%	3 month USD-LIBOR-BBA	(106,536)

	134,837,000		93,349	3/14/18	4.35%	3 month USD-LIBOR-BBA	1,800,062

	265,879,000		--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(11,093,801)

	229,570,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(8,041,024)

	225,450,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(2,805,095)

	225,450,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(2,619,741)

	20,540,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	380,812

	146,495,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(6,099,065)

	42,400,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	(1,272)

	402,177,000		--	3/20/13	3 month USD-LIBOR-BBA	3.155%	(15,188,131)

EUR	28,280,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(117,581)

	$452,494,000		--	3/25/10	3 month USD-LIBOR-BBA	2.345%	(5,676,113)

	57,300,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(1,983,508)

	19,400,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	956,150

	452,494,000		--	3/25/10	3 month USD-LIBOR-BBA	2.268%	(6,348,218)

	260,136,000		--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(3,616,080)

GBP	73,880,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(3,069,227)

GBP	21,000,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	2,201,693

EUR	17,470,000	(E)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	141,695

EUR	200,460,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(5,423,803)

EUR	170,600,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	6,759,937

EUR	47,630,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(1,901,567)

	$266,637,000		--	4/16/18	4.405%	3 month USD-LIBOR-BBA	4,586,527

	48,637,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	25,849

	10,793,000		--	4/26/38	3 month USD-LIBOR-BBA	4.77%	(308,875)

	29,835,000	(E)	--	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(102,334)

EUR	85,158,000	(E)	--	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	(139,480)

	$126,626,000	(E)	--	6/3/18	5.28%	3 month USD-LIBOR-BBA	(336,825)

	1,000,000	(F)	--	6/30/13	3 month USD-LIBOR-BBA	4.362%	4,711

	300,070,000	(E)	--	7/2/18	5.19%	3 month USD-LIBOR-BBA	--

EUR	203,410,000	(E)	--	7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	--

	$343,000,000		--	6/10/13	3 month USD-LIBOR-BBA	4.127%	(1,603,537)

	70,701,000		--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(1,802,776)

EUR	43,990,000	(E)	--	6/11/38	4.52%	6 month EUR-EURIBOR-Reuters	1,946,764

	$65,950,000	(E)	--	6/11/38	3 month USD-LIBOR-BBA	5.54%	1,280,749

EUR	35,350,000	(E)	--	6/12/38	4.7625%	6 month EUR-EURIBOR-Reuters	534,458

	$53,015,000	(E)	--	6/12/38	3 month USD-LIBOR-BBA	5.4175%	532,801

EUR	85,158,000	(E)	--	6/12/18	4.7225%	6 month EUR-EURIBOR-Reuters	1,008,547

	$126,626,000	(E)	--	6/12/18	3 month USD-LIBOR-BBA	5.1575%	(221,596)

	242,480,000		--	6/20/18	3 month USD-LIBOR-BBA	4.0575%	(11,936,448)

	238,882,000		--	6/12/17	3 month USD-LIBOR-BBA	5.717%	19,702,219

	145,451,000		--	6/14/17	3 month USD-LIBOR-BBA	5.8725%	13,628,774

	42,650,000		--	7/2/12	3 month USD-LIBOR-BBA	5.522%	3,083,010

	19,202,000			8/3/08	5.425%	3 month USD-LIBOR-BBA	(387,512)

	46,641,000		--	8/3/11	3 month USD-LIBOR-BBA	5.445%	2,885,795

	18,023,000		--	8/3/16	3 month USD-LIBOR-BBA	5.5675%	1,566,968

	175,332,000		--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(4,634,879)

	274,079,000		--	8/31/09	3 month USD-LIBOR-BBA	4.89%	9,221,844

	57,895,000		--	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(5,078,461)

	57,894,000		--	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(4,722,251)

	274,075,000		--	9/4/09	3 month USD-LIBOR-BBA	4.836%	8,934,794

	297,315,000		--	9/11/09	3 month USD-LIBOR-BBA	4.6525%	8,824,557

	11,783,000		--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(537,459)

	5,330,000		--	9/14/17	3 month USD-LIBOR-BBA	5.055%	242,717

	16,000,000		--	9/17/17	3 month USD-LIBOR-BBA	5.131%	816,298

	149,371,600		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	4,591,123

	452,683,600		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	13,383,677

	126,203,300		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(7,883,734)

	155,441,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(3,131,557)

JPY	5,475,700,000		--	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(271,826)

	$1,690,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	58,695

	60,418,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(1,038,844)

	62,086,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(2,211,093)

	229,100,000		--	12/11/17	3 month USD-LIBOR-BBA	4.839%	3,668,623

JPY	12,649,000,000		--	10/21/15	1.61%	6 month JPY-LIBOR-BBA	333,361

	$194,743,000		--	1/16/18	4.375%	3 month USD-LIBOR-BBA	1,409,236

	14,683,913		--	2/8/13	3.441%	3 month USD-LIBOR-BBA	335,642

	225,750,000		--	2/14/13	3.563%	3 month USD-LIBOR-BBA	3,923,906

EUR	13,700,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(261,934)

	$225,450,000		--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(2,925,163)

EUR	103,570,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(3,084,527)

	$26,190,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	(42,690)

Merrill Lynch Capital Services, Inc.
	146,535,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,968,959)

	168,070,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	527,092

JPY	3,003,000,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(614,573)

Merrill Lynch Derivative Products AG
JPY	1,501,500,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(323,540)

Morgan Stanley Capital Services, Inc.
	$2,000,000	--	10/2/10	6.94%	3 month USD-LIBOR-BBA	(162,294)

	15,000,000	--	5/17/12	3 month USD-LIBOR-BBA	5.7775%	954,045

GBP	33,000,000	--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	3,074,054

GBP	137,130,000	--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(5,007,909)

	$1,987,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(125,046)

Total						$(96,332,761)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$72,659,000		(1)(F)	7/1/08	Banc of America	The spread	$(1,646,598)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 125 bp

124,254,000		(1)(F)	11/1/08	Banc of America	The spread	(1,040,130)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 20 bp

Goldman Sachs International
6,497,000		(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(90,339)
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

EUR	85,960,000	(F)	3/26/09	(2.27%)	Eurostat	1,069,607
					Eurozone HICP
					excluding tobacco

EUR	48,050,000		4/30/13	2.375%	French Consumer	(1,661,800)
					Price Index
					excluding tobacco

EUR	48,050,000	(F)	4/30/13	(2.41%)	Eurostat	2,285,353
					Eurozone HICP
					excluding tobacco

EUR	48,050,000		5/6/13	2.34%	French Consumer	(1,748,095)
					Price Index
					excluding tobacco

EUR	48,050,000		5/6/13	(2.385%)	Eurostat	1,940,307
					Eurozone HICP
					excluding tobacco

GBP	28,830,000		5/9/13	3.10%	GBP Non-revised	(1,933,081)
					Retail Price
					Index

GBP	6,436,000		1/7/38	3.485%	GBP Non-revised	(1,396,054)
					UK Retail Price
					Index excluding
					tobacco

GBP	8,588,000		1/7/18	(3.11%)	GBP Non-revised	1,171,739
					UK Retail Price
					Index excluding
					tobacco

GBP	8,588,000	(F)	1/24/18	(3.26%)	GBP Non-revised	913,929
					UK Retail Price
					Index excluding
					tobacco

GBP	6,436,000	(F)	1/24/38	3.6665%	GBP Non-revised	(833,707)
					UK Retail Price
					Index excluding
					tobacco

JPMorgan Chase Bank, N.A.
$38,200,000		(1)(F)	8/1/08	Change in spread	The spread	(3,929,214)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
18,428,000		(1)	7/1/08	Lehman Brothers	The spread	(379,233)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 75 bp

123,152,000		(1)	11/1/08	Lehman Brothers	The spread	(1,590,779)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 40 bp

58,894,500		(1)(F)	11/1/08	Lehman Brothers	The spread	(856,208)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 125 bp

42,980,000			7/2/10	(3.4075%)	USA Non Revised	--
					Consumer Price
					Index- Urban
					(CPI-U)

18,428,000	(2)	7/1/08	(Beginning	The spread	(820,273)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

11,728,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(113,246)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

11,728,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(107,382)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

23,640,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(305,098)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
301,677,814		7/14/08	(2.61%) 5.50%	FNMA 5.50% 30 YR	(1,709,559)
TBA

Morgan Stanley Capital Services, Inc.
23,999,000	(1)(F)	8/1/08	Beginning	The spread	(252,877)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(13,032,738)

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$560,000		12/20/08	550 bp	$(16,822)

DJ ABX NA CMBX BBB Index	623		906,000	(F)	10/12/52	(134 bp)	259,252

DJ ABX NA HE AAA Index	532,387		4,585,912	(F)	7/25/45	18 bp	156,939

DJ CDX NA HY Series 9
Index	55,331		29,509,920		12/20/12	(375 bp)	2,640,818

Financial Security
Assurance Inc.	--		2,480,000	(F)	12/20/12	95 bp	(468,046)

Ford Motor Co., 7.45%,
7/16/31	--		2,000,000		3/20/12	(525 bp)	524,392

Ford Motor Credit Co.,
7%, 10/1/13	--		6,000,000		3/20/12	285 bp	(1,462,795)

Idearc, Inc T/L Bank
Loan	--		2,400,000		6/20/12	(152 bp)	250,933

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		4,785,000		9/20/13	269 bp	(14,976)

Visteon Corp., 7%,
3/10/14	(626,875)		2,360,000		9/20/13	(500 bp)	177,444

Barclays Bank PLC
Peru CD	--		4,507,349		1/7/09	170 bp	33,969

Peru CD	--		4,278,686		11/10/08	170 bp	29,907

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		285,000		6/20/12	230 bp	(44,314)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		570,000		12/20/08	725 bp	(12,223)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		560,000		12/20/08	800 bp	(9,949)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		560,000		12/20/08	825 bp	(9,262)

Advanced Micro Devices
Inc., 7.75%, 11/1/12	--		9,940,000		3/20/09	575 bp	8,916

DJ ABX HE A Index	11,045,115		15,556,500		1/25/38	369 bp	(3,007,071)

DJ ABX HE AAA Index	2,706,831		9,333,900		1/25/38	76 bp	(2,344,676)

DJ ABX NA HE AAA Index	910,047		8,550,640		7/25/45	18 bp	203,100

DJ ABX NA HE AAA Index	1,782,368		21,401,251		7/25/45	18 bp	12,963

DJ ABX NA HE AAA Index	1,728,356		21,401,251		7/25/45	18 bp	(41,048)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		960,000		9/20/12	495 bp	(108,401)

Lear Corp., term loan	--		1,305,000		6/20/13	(225 bp)	91,236

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		1,155,000		6/20/13	585 bp	(42,403)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		235,000		3/20/09	275 bp	(1,436)

Sara Lee Corp., 6 1/8%,
11/1/32	--		1,340,000		9/20/11	(43 bp)	(1,704)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	2,090,000		3/20/13	815 bp	(13,379)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	1,089,000		3/20/13	(495 bp)	(25,149)

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--		$4,715,000		10/20/11	194 bp	(161,318)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		870,000		6/20/09	165 bp	(33,831)

DJ ABX NA HE AAA Index	1,080,891		7,109,100		7/25/45	18 bp	497,777

DJ CMB NA CMBX AA Index	(1,019,771)		4,562,000	(F)	10/12/52	(25 bp)	(263,266)

DJ CMB NA CMBX AAA Index	654,297		3,931,000	(F)	12/13/49	8 bp	332,274

DJ CMB NA CMBX AAA Index	6,853,489		43,748,500	(F)	2/17/51	35 bp	3,906,856

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		610,000		6/20/17	297 bp	(66,851)

Freeport-McMoRan Copper
& Gold, Inc.	--		2,440,000		3/20/12	41 bp	(11,361)

Freeport-McMoRan Copper
& Gold, Inc.	--		2,439,300		3/20/12	(82 bp)	(4,660)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		735,000		3/20/09	600 bp	(7,098)

Republic of Peru,
8 3/4%, 11/21/33	--		2,500,000		4/20/17	125 bp	(37,787)

Deutsche Bank AG
DJ ABX NA HE AAA Index	426,465		4,121,503		7/25/45	18 bp	76,403

DJ ABX NA HE AAA Index	1,151,143		15,204,206		7/25/45	18 bp	(140,236)

DJ iTraxx Europe Series
8 Version 1	(240,767)	EUR	2,510,000		12/20/12	(375 bp)	(72,049)

DJ iTraxx Europe Series
9 Version 1	711,462	EUR	10,415,000		6/20/13	(650 bp)	(102,173)

General Electric
Capital Corp., 6%,
6/15/12	--		$1,470,000		9/20/13	109 bp	(35,848)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	600,000		6/20/09	400 bp	6,649

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	2,195,000		6/20/09	400 bp	24,323

India Government Bond,
5.87%, 1/2/10	--		$17,880,000	(F)	1/11/10	170 bp	127,350

iStar Financial, Inc.,
6%, 12/15/10	117,787		1,745,000		3/20/09	500 bp	62,961

Korea Monetary STAB
Bond, 5%, 2/14/09	--		6,120,000	(F)	2/23/09	105 bp	10,574

Korea Monetary STAB
Bond, 5.04%, 1/24/09	--		4,960,000	(F)	2/2/09	130 bp	21,014

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		6,120,000	(F)	2/19/10	115 bp	24,420

Malaysian Government,
6.844%, 10/1/09	--		7,548,000		10/1/09	90 bp	50,308

Republic of Argentina,
8.28%, 12/31/33	--		987,500		4/20/13	(565 bp)	19,862

Republic of Argentina,
8.28%, 12/31/33	--		2,875,000		8/20/12	(380 bp)	200,003

Republic of Argentina,
8.28%, 12/31/33	--		6,155,000		3/20/13	(551 bp)	115,685

Republic of Brazil,
12 1/4%, 3/6/30	--		3,770,000		10/20/17	105 bp	(114,164)

Republic of China, zero
coupon, 12/5/08	--		10,200,000	(F)	12/12/08	115 bp	35,692

Republic of Indonesia,
6.75%, 2014	--		2,130,000		9/20/16	292 bp	(37,036)

Republic of Peru,
8 3/4%, 11/21/33	--		2,500,000		4/20/17	126 bp	(34,812)

Republic of South
Korea, 5.45%, 1/23/10	--		6,185,000	(F)	2/1/10	101 bp	11,595

Republic of Turkey,
11 7/8%, 1/15/30	--		3,735,000		6/20/14	195 bp	(232,697)

Republic of Venezuela,
9 1/4%, 9/15/27	--		2,420,000		6/20/14	220 bp	(363,195)

Russian Federation,
7 1/2%, 3/31/30	--		987,500		4/20/13	(112 bp)	(4,237)

Russian Federation,
7.5%, 3/31/30	--		3,115,000		8/20/17	86 bp	(82,008)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--		2,065,000		6/20/09	135 bp	395

United Mexican States,
7.5%, 4/8/33	--		6,115,000		3/20/14	56 bp	(184,195)

United Mexican States,
7.5%, 4/8/33	--		2,230,000		4/20/17	66 bp	(105,429)

Unity Media GmBh,
8 3/4%, 2/15/15	--		1,985,000		6/20/13	460 bp	(77,672)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	1,975,000		9/20/13	477 bp	(52,194)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		$1,715,000		3/20/09	515 bp	(5,945)

Any one of the
underlying securities
in the basket of BB
CMBS securities	--		28,743,000		(a)	2.461%	(4,213,633)

DJ ABX HE A Index	2,358,761		3,520,000		1/25/38	369 bp	(817,101)

DJ ABX HE AAA Index	827,274		3,520,000	(F)	1/25/38	76 bp	(1,077,304)

DJ ABX NA HE AAA Index	556,162		7,345,742		7/25/45	18 bp	(26,200)

DJ CDX NA CMBX AAA Index	211,407		5,780,000		3/15/49	7 bp	(197,805)

DJ CDX NA HY Series 9
Index	2,417,920		50,242,500		12/20/12	375 bp	(1,984,034)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		12,400,000		12/20/10	429 bp	445,790

DJ CDX NA HY Series 9
Index 25-35% tranche	--		12,551,000		12/20/10	108.65 bp	(508,793)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		14,540,000		12/20/10	305 bp	92,212

DJ CDX NA IG Series 10
Index	(217,566)		29,480,000		6/20/13	155 bp	(11,689)

DJ CDX NA IG Series 10
Index	449,699		23,428,000		6/20/18	(150 bp)	151,734

DJ CDX NA IG Series 10
Index 30-100% tranche	--		96,265,000		6/20/13	(50 bp)	70,638

General Motors Corp.,
7 1/8%, 7/15/13	--		1,260,000		9/20/08	620 bp	(12,405)

General Motors Corp.,
7 1/8%, 7/15/13	--		5,930,000		9/20/08	620 bp	(58,384)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		4,785,000		9/20/17	(67.8 bp)	493,873

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	1,835,000		3/20/13	680 bp	(123,717)

Merrill Lynch & Co.,
5%, 1/15/15	--		$4,785,000		9/20/17	(59.8 bp)	466,333

Rhodia SA, Euribor+275,
10/15/13	--	EUR	1,000,000		9/20/13	(367 bp)	34,214

Rhodia SA, Euribor+275,
10/15/13	--	EUR	835,000		9/20/13	(387 bp)	18,259

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	1,835,000		3/20/13	597 bp	151,240

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	2,480,000		12/20/10	(340 bp)	(22,380)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	1,835,000		3/20/13	795 bp	184,906

DJ CDX NA HY Series 9
Index 25-35% tranche	--		$12,886,000		12/20/10	105.5 bp	(532,033)

DJ CDX NA IG Series 10
Index	(42,377)		7,090,000		6/20/13	155 bp	7,137

DJ CDX NA IG Series 9
Index	--		42,530,000	(F)	12/20/12	(13.55 bp)	655,370

DJ iTraxx Europe
Crossover Series 8
Version 1	(980,758)	EUR	7,340,000		12/20/12	(375 bp)	(487,375)

Freeport-McMoRan Copper
& Gold, Inc.	--		$4,878,600		3/20/12	(85 bp)	(14,293)

Idearc, Inc T/L Bank
Loan	--		2,400,000		6/20/12	79 bp	(298,197)

iStar Financial, Inc.,
6%, 12/15/10	115,500		1,650,000	(F)	3/20/09	500 bp	67,713

Republic of Argentina,
8.28%, 12/31/33	--		2,860,000		6/20/14	235 bp	(520,440)

Republic of Hungary,
4 3/4%, 2/3/15	--		2,595,000		4/20/13	(171.5 bp)	(49,108)

Republic of Indonesia,
6.75%, 3/10/14	--		3,925,000		6/20/17	171.5 bp	(393,976)

Republic of Turkey,
11 7/8%, 1/15/30	--		4,010,000		5/20/17	230 bp	(344,365)

Republic of Turkey,
11 7/8%, 1/15/30	--		2,960,000		5/20/17	244 bp	(227,367)

Russian Federation,
7 1/2%, 3/31/30	--		1,955,000		5/20/17	60 bp	(89,285)

Russian Federation,
7.5%, 3/31/30	--		4,675,000		8/20/12	65 bp	(53,653)

Russian Federation,
7.5%, 3/31/30	--		3,115,000		8/20/17	85 bp	(84,365)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		920,000		6/20/13	595 bp	(25,874)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		545,000	(F)	3/20/13	685 bp	(29,360)

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		3,430,000		3/20/09	525 bp	(9,418)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		4,785,000		9/20/17	(77 bp)	92,995

Community Health
Systems, 8 7/8%, 7/15/15	--		858,000		12/20/12	360 bp	(30,502)

DJ ABX HE A Index	2,358,761		3,520,000		1/25/38	369 bp	(814,175)

DJ ABX HE A Index	2,451,265		3,527,000		1/25/38	369 bp	(727,981)

DJ ABX HE AAA Index	827,274		3,520,000	(F)	1/25/38	76 bp	(1,077,304)

DJ ABX HE AAA Index	987,560		3,527,000	(F)	1/25/38	76 bp	(920,806)

DJ ABX HE AAA Index	1,804,554		6,222,600	(F)	1/25/38	76 bp	(1,562,329)

DJ ABX HE PEN AAA Index	108,245		1,546,352	(F)	5/25/46	11 bp	(117,494)

DJ ABX HE PEN AAA Index	110,642		1,552,869	(F)	5/25/46	11 bp	(116,048)

DJ ABX NA HE AAA Index	1,781,957		23,535,953	(F)	7/25/45	18 bp	(144,931)

DJ ABX NA HE AAA Index	701,514		9,113,650	(F)	7/25/45	18 bp	(44,620)

DJ CDX NA CMBX AA Index	(14,829)		468,000	(F)	3/15/49	(15 bp)	96,020

DJ CDX NA CMBX AAA Index	299,047		5,410,000	(F)	12/13/49	8 bp	(144,134)

DJ CDX NA HY Series 10
Index	3,093,131		49,990,000		6/20/13	500 bp	211,596

DJ CDX NA HY Series 10
Index	4,299,316		67,440,253		6/20/13	500 bp	411,910

DJ CDX NA HY Series 8
Index 35-60% tranche	--		175,133,000		6/20/12	95 bp	(13,707,419)

DJ CDX NA HY Series 8
Index 35-60% tranche	--		33,227,000		6/20/12	104 bp	(2,489,670)

DJ CDX NA HY Series 9
Index	99,000		79,200,000		12/20/12	(375 bp)	7,038,042

DJ CDX NA HY Series 9
Index 25-35% tranche	--		50,900,000		12/20/10	104.5 bp	(2,113,912)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		50,900,000		12/20/10	90 bp	(2,290,245)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		125,100,000		12/20/10	171 bp	(3,208,502)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		37,590,000		12/20/10	203 bp	(676,985)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		37,590,000		12/20/10	212 bp	(596,261)

DJ CDX NA HY Series 9
Index, 25-35% tranche	--		47,470,000		12/20/10	163 bp	(1,308,365)

DJ CDX NA IG Series 10
Index	821,486		54,300,000		6/20/18	(150 bp)	130,880

DJ CDX NA IG Series 10
Index 30-100% tranche	--		49,036,900	(F)	6/20/13	(42 bp)	184,706

DJ CDX NA IG Series 9
Index	(1,913,224)		41,305,000		12/20/17	(80 bp)	(267,404)

DJ iTraxx Europe Series
9 Version 1	(343,515)	EUR	2,470,000		6/20/13	650 bp	(150,555)

DJ LCDX NA Series 9

Index, 30-100% tranche	--		$25,950,000	(F)	12/20/12	96 bp	151,479

Domtar Corp., 7 1/8%,
8/15/15	--		640,000		12/20/11	(250 bp)	6,884

Federal Republic of
Brazil, 12 1/4%, 3/6/30	--		2,590,000		4/20/13	170 bp	61,407

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		2,329,000		6/20/12	355 bp	(343,959)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		2,329,000		6/20/10	(228 bp)	159,218

General Electric
Capital Corp., 6%,
6/15/12	--		2,940,000		9/20/13	115 bp	(63,906)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		4,785,000		9/20/17	(58 bp)	265,246

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		3,525,000		9/20/12	45.5 bp	(117,879)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		515,000		3/20/09	610 bp	(4,602)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		875,000	(F)	3/20/13	645 bp	(58,746)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		575,000		6/20/13	740 bp	(13,006)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		930,000		9/20/13	820 bp	1,052

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		4,785,000		9/20/17	(60.5 bp)	394,716

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		4,785,000		9/20/12	48 bp	(274,945)

Republic of Argentina,
8.28%, 12/31/33	--		987,500		4/20/13	(565 bp)	19,862

Republic of Argentina,
8.28%, 12/31/33	--		1,435,000		9/20/12	(469 bp)	61,635

Republic of Argentina,
8.28%, 12/31/33	--		4,060,000		5/20/17	296 bp	(846,537)

Republic of Ecuador,
10%, 8/15/30	--		2,295,000		6/20/12	600 bp	42,396

Republic of Ecuador,
10%, 8/15/30	--		1,145,000		5/20/12	540 bp	6,652

Republic of Peru,
8 3/4%, 11/21/33	--		5,045,000		10/20/16	215 bp	236,421

Republic of Turkey,
11 7/8%, 1/15/30	--		5,740,000		5/20/17	228 bp	(500,356)

Republic of Venezuela,
9 1/4%, 9/15/27	--		4,830,000		5/20/12	183 bp	(523,650)

Russian Federation,
7 1/2%, 3/31/30	--		987,500		4/20/13	(112 bp)	(4,237)

United Mexican States,
7.5%, 4/8/33	--		2,705,000		4/20/17	67 bp	(124,119)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	1,060,000	(F)	12/20/10	(357 bp)	(20,755)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		$4,865,000		6/20/12	(150 bp)	50,896

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		3,320,000		9/20/11	(426 bp)	50,923

General Motors Corp.,
7 1/8%, 7/15/13	--		4,125,000		9/20/08	500 bp	(53,510)

Pulte Homes Inc.,
5.25%, 1/15/14	--		3,111,000		9/20/11	(482 bp)	(99,343)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		610,000		6/20/17	295 bp	(67,538)

KinderMorgan, 6 1/2%,
9/1/12	--		6,397,000		9/20/12	(128 bp)	60,125

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		1,250,000		6/20/09	190 bp	(45,612)

Aramark Services, Inc.,
8.5%, 2/1/15	--		560,000		12/20/12	355 bp	(25,901)

Bombardier, Inc,
6 3/4%, 5/1/12	--	2,430,000		6/20/12	(114 bp)	64,160

Bundesrepublic of
Deutschland, 6%, 6/20/16	--	11,537,000		6/20/18	8 bp	(7,537)

DJ ABX NA CMBX AAA Index	834,782	11,728,000	(F)	3/15/49	7 bp	19,174

DJ ABX NA CMBX BBB Index	177	244,027	(F)	10/12/52	(134 bp)	69,838

DJ CDX NA HY Series 7
Index	254,076	5,348,970		12/20/09	(325 bp)	317,277

DJ CDX NA HY Series 9
Index	298,178	7,454,450		12/20/12	375 bp	(354,937)

DJ CDX NA IG Series 10
Index	1,784,599	91,602,000		6/20/18	(150 bp)	619,574

DJ CDX NA IG Series 10
Index 30-100% tranche	--	186,061,000	(F)	6/20/13	(52 bp)	(145,107)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	54,755,000	(F)	6/20/13	(38.6 bp)	290,862

DJ CDX NA IG Series 7
Index 10-15% tranche	216,120	5,403,000		12/20/09	0 bp	(422,592)

DJ CMB NA CMBX AA Index	(1,487,347)	6,519,000	(F)	10/12/52	(25 bp)	(406,318)

DJ CMB NA CMBX AAA Index	5,306,479	44,236,000	(F)	12/13/49	8 bp	1,682,719

DJ CMB NA CMBX AAA Index	23,904,293	220,274,000	(F)	2/17/51	35 bp	9,067,974

Dominican Republic,
8 5/8%, 4/20/27	--	5,020,000		11/20/11	(170 bp)	131,182

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	610,000		6/20/12	225 bp	(40,255)

Freeport-McMoRan Copper
& Gold, Inc.	--	7,317,200		3/20/12	44 bp	(80,091)

Freeport-McMoRan Copper
& Gold, Inc.	--	2,439,300		3/20/12	(83 bp)	(5,497)

Nalco, Co. 7.75%,
11/15/11	--	835,000		3/20/13	460 bp	11,795

Republic of Austria,
5 1/4%, 1/4/11	--	11,537,000		6/20/18	(17 bp)	(29,756)

Republic of Venezuela,
9 1/4%, 9/15/27	--	3,545,000		10/12/12	339 bp	(205,058)

Total						$(24,698,616)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $2,220,506,577.

(b) The aggregate identified cost on a tax basis is $4,588,152,311, resulting in gross unrealized appreciation and depreciation of $102,256,648 and $168,917,155, respectively, or net unrealized depreciation of $66,660,507.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2008 was $939,262 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2008, the value of securities loaned amounted to $21,249,755. The fund received cash collateral of $21,684,200 which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $961,146 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $374,904,123 and $374,904,123, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of June 30, 2008, the fund had unfunded loan commitments of $1,110,354, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$121,079
Golden Nugget, Inc.	230,909
Hub International, Ltd.	28,366
NRG Energy, Inc.	730,000

Totals	$1,110,354

At June 30, 2008, liquid assets totaling $1,157,390,190 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities

Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008 (as a percentage of Portfolio Value):

United States	86.8%
Japan	2.3
United Kingdom	1.8
Luxembourg	1.3
Sweden	0.9
Argentina	0.8
Canada	0.8
Cayman Islands	0.7
Other	4.6

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008